AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

ON MARCH 23, 2007

Registration No. 33-58125

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☒ PRE-EFFECTIVE AMENDMENT NO. 1
☐ POST-EFFECTIVE AMENDMENT NO.

CREDIT SUISSE TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

AREA CODE AND TELEPHONE NUMBER: (212) 325-2000

ELEVEN MADISON AVENUE

NEW YORK, NEW YORK 10010

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

J. KEVIN GAO, ESQ.

CREDIT SUISSE TRUST

ELEVEN MADISON AVENUE

NEW YORK, NEW YORK 10010
(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH A COPY TO:

DIANNE E. O’DONNELL, ESQ.

WILLKIE FARR & GALLAGHER LLP

787 SEVENTH AVENUE

NEW YORK, NEW YORK 10019

Approximate date of public offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Shares of common stock, $.001 par value per share. Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly,

no fee is payable herewith in reliance upon Section 24(f).

CREDIT SUISSE TRUST — SMALL CAP CORE II PORTFOLIO
YOUR VOTE IS IMPORTANT

Dear Beneficial Owner:

Shares of Credit Suisse Trust — Small Cap Core II Portfolio (the "Acquired Portfolio"), a series of Credit Suisse Trust (the "Trust"), have been purchased at your direction by certain insurance companies ("Participating Insurance Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts, variable life insurance contracts, and tax qualified pension and retirement plans. The Participating Insurance Companies as the shareholders of record and legal owners of those separate accounts, have been asked to approve an Agreement and Plan of Reorganization (the "Agreement") whereby the Acquired Portfolio will be combined with and into Credit Suisse Trust — Small Cap Core I Portfolio, also a series of the Trust (the "Acquiring Portfolio", together with the Acquired Portfolio, the "Portfolios"), in a tax-free reorganization (the "Acquisition"). As an owner of a variable contract with an interest in one or more of those separate accounts, the Participating Insurance Companies are asking you for instructions as to how to vote the shares of the Acquired Portfolio that are attributable to your variable contract at an upcoming special meeting of the shareholders of the Acquired Portfolio (the "Special Meeting"). Under the terms of the proposal, the Acquiring Portfolio would acquire all of the assets and liabilities of the Acquired Portfolio.

For simplicity, in the attached prospectus/proxy statement you may be referred to as "the shareholder" since your vote and the votes of other contract owners who have instructed the Participating Insurance Companies to invest in the Acquired Portfolio, will determine whether the proposal will be approved or adopted.

Important Information About the Acquisition

The Board of the Trust (the "Board" or "Board of Trustees") and Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to each Portfolio, believe that the Acquisition is in the best interests of the Acquired Portfolio and its shareholders.

As noted and further described in the attached Prospectus/Proxy Statement, there are no material differences between the investment objectives and policies of the Portfolios.

The Acquiring Portfolio has the same co-administrators, distributor, custodian, transfer agent, independent registered public accountant and counsel as the Acquired Portfolio and because the Portfolios are part of the same Trust they are overseen by the same Board of Trustees. The closing of the Acquisition (the "Closing Date") is expected to be on or about April 27, 2007.

If shareholders of the Acquired Portfolio approve the Agreement, the Acquired Portfolio will be liquidated upon consummation of the Acquisition and subsequently terminated as a series of the Trust. In the event the Agreement is not approved, you will continue to be a shareholder of the Acquired Portfolio and the Board of the Trust will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

Upon consummation of the Acquisition, shareholders of the Acquired Portfolio will become shareholders of the Acquiring Portfolio, with an aggregate net asset value equal to the aggregate net asset value of such shareholder's investment in the Acquired Portfolio immediately prior to the Acquisition. No sales or other charges will be imposed in connection with the Acquisition. In the opinion of counsel, no gain or loss will be recognized by the shareholders of the Acquired Portfolio for

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federal income tax purposes as a result of their exchange of Acquired Portfolio shares of beneficial interest for Acquiring Portfolio shares pursuant to the Acquisition, and the Acquired Portfolio generally will not recognize gain or loss for such purposes. Credit Suisse or its affiliates will bear all expenses incurred in connection with the Acquisition.

The Special Meeting will be held on April 24, 2007 to consider the Acquisition set forth in the Acquired Portfolio's Notice of Special Meeting. We strongly invite your participation by asking you to review, complete and return your proxy promptly.

Detailed information about the proposal is described in the attached Prospectus/Proxy Statement. THE BOARD OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL SET FORTH IN THE ACQUIRED PORTFOLIO'S NOTICE OF SPECIAL MEETING. On behalf of the Board of the Trust, I thank you for your participation as a shareholder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience; if you prefer, you can fax the proxy card to D.F. King & Co., Inc. ("D.F. King"), the Acquired Portfolio's proxy solicitor, Attn.: Scott Perkins, at 781-356-4987.

Please read the full text of the Prospectus/Proxy Statement before you vote.

If you have any questions regarding the proposed Acquisition, please feel free to call D.F. King at 800-290-6424.

IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

Sincerely,

J. Kevin Gao
Vice President and Secretary
of Credit Suisse Trust, on behalf of the
Acquired Portfolio

March 23, 2007

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CREDIT SUISSE TRUST — SMALL CAP CORE II PORTFOLIO
IMPORTANT NEWS FOR PORTFOLIO SHAREHOLDERS

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposal you are being asked to vote on.

Q & A: QUESTIONS AND ANSWERS

Q:  WHAT IS HAPPENING?

A:  Credit Suisse Asset Management, LLC ("Credit Suisse") is proposing to combine the assets of Credit Suisse Trust — Small Cap Core II Portfolio (the "Acquired Portfolio"), a series of Credit Suisse Trust (the "Trust"), with Credit Suisse Trust — Small Cap Core I Portfolio, also a series of the Trust (the "Acquiring Portfolio", together with the Acquired Portfolio, the Portfolios). The shareholders of the Acquired Portfolio are being asked to vote on an Agreement and Plan of Reorganization (the "Agreement") for the assets and liabilities of the Acquired Portfolio to be acquired by the Acquiring Portfolio in a tax-free exchange of shares (the "Acquisition"). If the Agreement is approved and the Acquisition consummated, you would no longer be a shareholder of the Acquired Portfolio, but would become a shareholder of the Acquiring Portfolio.

Q:  WHAT ARE THE DIFFERENCES BETWEEN MY PORTFOLIO AND THE ACQUIRING PORTFOLIO?

A:  As noted and further described in the attached Prospectus/Proxy Statement, there are no material differences between the investment objectives and policies of the Portfolios. Both Portfolios have substantially similar primary investments and identical risk factors.

The Acquiring Portfolio has the same investment adviser, co-administrators, distributor, custodian, transfer agent, independent accountant and counsel as the Acquired Portfolio and because the Portfolios are part of the same Trust they are overseen by the same Board of Trustees. The closing of the Acquisition (the "Closing Date") is expected to be on or about April 27, 2007.

Q:  WHAT WILL HAPPEN TO PORTFOLIO EXPENSES?

A:  The Acquisition is expected to result in lower gross and net annual operating expenses for Acquired Portfolio shareholders. For the fiscal year ended December 31, 2006, the Acquiring Portfolio's and Acquired Portfolio's total audited expenses were 1.11% and 1.29% (net of waivers and reimbursements) and 1.11% and 1.31% gross, respectively. These total expense ratios are based on the management fee structures previously in place which have since been reduced and waivers and reimbursements which are no longer in effect. Current expense ratios taking the new fee structure into account are 0.92% for the Acquiring Portfolio and 1.13%, for the Acquired Portfolio — a difference of 21 basis points in favor of the Acquiring Portfolio. The total expenses of the Acquiring Portfolio following the Acquisition are expected to be lower than those for the Acquired Portfolio during the fiscal year ended December 31, 2006. Please see the enclosed Prospectus/Proxy Statement for information on the comparative fees and expenses (including pro forma expenses) of the Portfolios.

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Q:  WHAT ARE THE BENEFITS OF THE TRANSACTION?

A:  The Board of Trustees of the Trust believes that shareholders may benefit from the proposed Acquisition, in part, because the Acquisition will result in a single larger fund with a potentially lower expense ratio. The proposed Acquisition may result in efficiencies due to a larger asset base. The following pages give you additional information on the proposed Acquisition on which you are being asked to vote.

Q:  WILL I INCUR TAXES AS A RESULT OF THE TRANSACTION?

A:  The Acquisition is intended to qualify as a tax-free transaction for Federal income tax purposes. Assuming the Acquisition of the Acquired Portfolio qualifies for such treatment, you will not recognize a gain or loss for Federal income tax purposes as a result of the Acquisition. As a condition to the closing of the Acquisition, the Acquired Portfolio will receive an opinion of counsel to the effect that the Acquisition will qualify for such treatment. Opinions of counsel are not binding on the Internal Revenue Service or the courts. You should talk to your tax advisor about any state, local and other tax consequences of the Acquired Portfolio's Acquisition.

Q:  WHAT HAPPENS IF THE AGREEMENT IS NOT APPROVED?

A:  In the event the Agreement is not approved, you will continue to be a shareholder of the Acquired Portfolio and the Board of Trustees of the Trust will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

Q:  HOW DO THE BOARD MEMBERS OF THE TRUST RECOMMEND THAT I VOTE?

A:  AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF THE TRUST, INCLUDING THOSE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" (AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED) RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

Q:  WHOM DO I CALL FOR MORE INFORMATION?

A:  Please call D.F. King & Co., Inc. ("D.F. King"), the Acquired Portfolio's proxy solicitor, at 800-290-6424.

Q:  HOW CAN I VOTE MY SHARES OF BENEFICIAL INTEREST?

A:  Please choose one of the following options to vote your shares of beneficial interest:

•  By mail, with the enclosed proxy card;

•  By faxing the enclosed proxy card to D.F. King Attn: Scott Perkins at 781-356-4987; or

•  In person at the Special Meeting.

Q:  WILL THE ACQUIRED PORTFOLIO PAY FOR THIS PROXY SOLICITATION?

A:  No. Credit Suisse or its affiliates will bear the costs associated with approving the Agreement.

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CREDIT SUISSE TRUST — SMALL CAP CORE II PORTFOLIO
ELEVEN MADISON AVENUE
NEW YORK, NEW YORK 10010

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON APRIL 24, 2007

Notice is hereby given that a Special Meeting of Shareholders (the "Special Meeting") of Credit Suisse Trust — Small Cap Core II Portfolio (the "Acquired Portfolio"), a series of Credit Suisse Trust (the "Trust"), will be held at the offices of the Acquired Portfolio, Eleven Madison Avenue, 24th Floor, New York, New York 10010 on April 24, 2007, commencing at 2:00 p.m. for the following purposes:

1.  The shareholders of the Acquired Portfolio are being asked to approve an Agreement and Plan of Reorganization (the "Agreement") providing that (i) the Acquired Portfolio would transfer to Credit Suisse Trust — Small Cap Core I Portfolio (the "Acquiring Portfolio") all of its assets in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Acquired Portfolio's liabilities, (ii) such shares of the Acquiring Portfolio would be distributed to shareholders of the Acquired Portfolio in liquidation of the Acquired Portfolio, and (iii) the Acquired Portfolio would subsequently be terminated as a series of the Trust; and

2.  To transact such other business as may properly come before the Special Meeting or any adjournment or adjournments thereof.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY
RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

The Trust, on behalf of its portfolios, offers its shares only to certain insurance companies ("Participating Insurance Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts, variable life insurance contracts, and tax qualified pension and retirement plans. Under current law, the Participating Insurance Companies are required to solicit voting instructions from variable annuity contract owners who beneficially own shares in the Acquired Portfolio as of the Record Date (as defined below) and must vote all shares held in the separate account in proportion to the voting instructions received for the Special Meeting, or any adjournment thereof.

If you hold shares through a variable annuity contract or a variable life insurance policy, and if you do not give specific voting instructions for your shares, they may not be voted at all or, as described above, they may be voted in a manner that you may not intend. Therefore, you are strongly encouraged to give your Participating Insurance Company specific instructions as to how you want your shares to be voted.

The Board of Trustees of the Trust has fixed the close of business on February 16, 2007 (the "Record Date") as the record date for the determination of shareholders of the Acquired Portfolio entitled to notice of and to vote at the Special Meeting and any adjournment or adjournments thereof. You can vote in one of three ways:

•  By mail, with the enclosed proxy card;

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•  By faxing the enclosed proxy card to D.F. King & Co., Inc. ("D.F. King"), Attn: Scott Perkins at 781-356-4987; or

•  In person at the Special Meeting.

If you have any questions regarding the proposal, please feel free to call D.F. King at 800-290-6424.

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE URGED TO VOTE THROUGH A METHOD INDICATED ABOVE, SO THAT THEIR SHARES OF BENEFICIAL INTEREST MAY BE REPRESENTED AT THE SPECIAL MEETING. INSTRUCTIONS FOR THE PROPER EXECUTION OF PROXY CARDS ARE SET FORTH ON THE FOLLOWING PAGE. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE ACQUIRED PORTFOLIO AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE SPECIAL MEETING.

IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY.

By Order of the Board of Trustees,

J. Kevin Gao
Vice President and Secretary
of the Trust, on behalf of the Acquired Portfolio

March 23, 2007

YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

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INSTRUCTIONS FOR SIGNING PROXY CARD

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.  Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2.  Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3.  All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

4.  Registration

Corporate Accounts	Valid Signatures
(1) ABC Corp.	ABC Corp.

(2) ABC Corp.	John Doe, Treasurer

(3) ABC Corp. c/o John Doe, Treasurer	John Doe

(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts
(1) ABC Trust	Jane B. Doe, Trustee

(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith

(2) John B. Smith	John B. Smith, Jr., Executor

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PROSPECTUS/PROXY STATEMENT
MARCH 23, 2007

PROXY STATEMENT FOR:
CREDIT SUISSE TRUST — SMALL CAP CORE II PORTFOLIO
ELEVEN MADISON AVENUE
NEW YORK, NEW YORK 10010
1-800-222-8977

PROSPECTUS FOR:
CREDIT SUISSE TRUST — SMALL CAP CORE I PORTFOLIO
ELEVEN MADISON AVENUE
NEW YORK, NEW YORK 10010
1-800-222-8977

This Prospectus/Proxy Statement is being furnished to shareholders of Credit Suisse Trust — Small Cap Core II Portfolio (the "Acquired Portfolio"), a series of Credit Suisse Trust (the "Trust"), an open-end, diversified management investment company organized as a Massachusetts business trust, in connection with the solicitation of proxies by the Trust's Board of Trustees, on behalf of its Acquired Portfolio, for use at a Special Meeting of Shareholders to be held on April 24, 2007 at 2:00 p.m. (the "Special Meeting"), at the offices of the Acquired Portfolio located at Eleven Madison Avenue, 24th Floor, New York, New York 10010, or any adjournment(s) thereof. The only proposal to be considered is set forth below:

1.  To approve an Agreement and Plan of Reorganization (the "Agreement").

Pursuant to the Agreement, the Acquired Portfolio would transfer to Credit Suisse Trust — Small Cap Core I Portfolio (the "Acquiring Portfolio" and together with the Acquired Portfolio, the "Portfolios"), also a series of the Trust, all of the Acquired Portfolio's assets in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the Acquired Portfolio's liabilities; such shares of the Acquiring Portfolio would be distributed to shareholders of the Acquired Portfolio in liquidation of the Acquired Portfolio; and the Acquired Portfolio would subsequently be terminated as a series of the Trust (the "Acquisition").

As noted and further described in this Prospectus/Proxy Statement, there are no material differences between the investment objectives and policies of the Portfolios.

Credit Suisse Asset Management, LLC, the investment adviser for the Acquiring Portfolio ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and State Street Bank and Trust Company ("State Street"), co-administrators of the Acquiring Portfolio, serve in the same capacities for the Acquired Portfolio. In addition, the Acquiring Portfolio has the same distributor, custodian, transfer agent, independent accountant and counsel as the Acquired Portfolio and because the Portfolios are part of the same Trust they are overseen by the same Board of Trustees.

As a result of the proposed Acquisition, shareholders of the Acquired Portfolio will receive that number of shares having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of beneficial interest of the Acquired Portfolio immediately prior to the Acquisition. The expenses of the Acquisition and the costs associated with this solicitation for approval of the Agreement will be borne by Credit Suisse or its affiliates. No sales or other charges

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will be imposed on the shares of the Acquiring Portfolio received by the shareholders of the Acquired Portfolio in connection with the Acquisition.

This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Acquiring Portfolio that a prospective investor should know before voting. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about March 26, 2007. A Statement of Additional Information, dated March 23, 2007, relating to this Prospectus/Proxy Statement and the Acquisition, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon oral or written request and without charge by writing to the Acquiring Portfolio at P.O. Box 55030, Boston, Massachusetts 02205-5030 or by calling 1-800-222-8977.

The following documents, which have been filed with the SEC, are incorporated herein in their entirety by reference.

•  The current Prospectus of the Acquiring Portfolio, dated May 1, 2006, as supplemented as of the date hereof. The Acquiring Portfolio's Prospectus accompanies this Prospectus/Proxy Statement.

•  The current Prospectus of the Acquired Portfolio, dated May 1, 2006, as supplemented as of the date hereof. A copy may be obtained without charge by writing to P.O. Box 55030, Boston, Massachusetts 02205-5030 or by calling 1-800-222-8977.

•  The Annual Report of the Acquiring Portfolio for the fiscal year ended December 31, 2006. The Annual Report of the Acquiring Portfolio accompanies this Prospectus/Proxy Statement.

Accompanying this Prospectus/Proxy Statement as Exhibit A is a copy of the form of the Agreement for the proposed Acquisition.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIOS.

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PROPOSAL — APPROVAL OF THE AGREEMENT

SUMMARY

THIS SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE ADDITIONAL INFORMATION CONTAINED ELSEWHERE IN THIS PROSPECTUS/PROXY STATEMENT, THE AGREEMENT (A COPY OF THE FORM OF THE AGREEMENT IS ATTACHED TO THIS PROSPECTUS/PROXY STATEMENT AS EXHIBIT A), THE PROSPECTUSES OF THE ACQUIRED PORTFOLIO, THE STATEMENT OF ADDITIONAL INFORMATION OF THE ACQUIRED PORTFOLIO, THE PROSPECTUS OF THE ACQUIRING PORTFOLIO AND THE STATEMENT OF ADDITIONAL INFORMATION OF THE ACQUIRING PORTFOLIO.

PROPOSED ACQUISITION. The Agreement provides for the acquisition of all of the assets and liabilities of the Acquired Portfolio by the Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. The Agreement also calls for the distribution of shares of the Acquiring Portfolio to the Acquired Portfolio's shareholders in liquidation of the Acquired Portfolio. As a result of the Acquisition, each shareholder of shares of beneficial interest of the Acquired Portfolio will become the owner of that number of full and fractional shares of the Acquiring Portfolio, having an aggregate net asset value ("NAV") equal to the aggregate net asset value of such shareholder's shares of beneficial interest in the Acquired Portfolio as of the close of business on the date that the Acquired Portfolio's assets and liabilities are exchanged for shares of the Acquiring Portfolio. See "Information About the Acquisition — Agreement and Plan of Reorganization."

Because the Portfolios are series of the Trust, they do not have a Board of Trustees separate from the other series of the Trust. Accordingly, when we refer to the "Board of Trustees of the Acquired Portfolio" and the "Board of Trustees of the Acquiring Portfolio" elsewhere in this Prospectus/Proxy Statement, we mean the Trustees and Board of Trustees of the Trust (the "Board" or the "Board of Trustees"). For ease of reference and clarity of presentation, shares of beneficial interest of the Portfolios are hereinafter referred to as "shares," and the term "shareholder" shall also be deemed to include holders of variable annuity contracts, variable life insurance policies and tax qualified pension and retirement plans.

For the reasons set forth below under "Reasons for the Acquisition," the Board of Trustees of the Acquired Portfolio, including the Trustees of the Acquired Portfolio who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has unanimously concluded that the Acquisition would be in the best interests of its shareholders and that the interests of its existing shareholders will not be diluted as a result of the transaction contemplated by the Acquisition. The Board of Trustees of the Acquired Portfolio therefore has submitted the Agreement for approval by its shareholders. The Board of Trustees of the Acquiring Portfolio has also reached similar conclusions and approved the Acquisition with respect to the Acquiring Portfolio.

The Trust, on behalf of its portfolios, offers its shares only to certain insurance companies ("Participating Insurance Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts, variable life insurance contracts, and tax qualified pension and retirement plans. Under current law, the Participating Insurance Companies are required to solicit voting instructions from variable annuity contract owners ("Contract Owners") who beneficially own shares in the Acquired Portfolio as of the record date and must vote all shares held in the separate account in proportion to the voting instructions received for the Special Meeting, or any adjournment thereof. See "Voting Information." If shareholders of the Acquired Portfolio approve the Acquisition, the Acquired Portfolio will be liquidated upon consummation of the Acquisition and subsequently terminated as a series of the Trust. In the event the Agreement is not approved, the Board of Trustees of the Acquired Portfolio will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

If the Acquisition is approved, upon closing the name of the Acquiring Portfolio will change from Credit Suisse Trust — Small Cap Core I Portfolio to Credit Suisse Trust — Small Cap Core Portfolio.

TAX CONSEQUENCES. Prior to completion of the Acquisition, the Acquired Portfolio and the Acquiring Portfolio will have received an opinion of counsel that, as a result of the Acquisition, no gain or loss will be recognized by the shareholders of the Acquired Portfolio for federal income tax purposes and generally the Acquired Portfolio will not recognize gain or loss for such purposes. The holding period and aggregate tax basis of the Acquiring Portfolio shares received by an Acquired Portfolio shareholder will be the same as the holding period and aggregate tax basis of the shares of beneficial interest of the Acquired Portfolio exchanged therefor by such shareholder. In addition, the holding period and aggregate tax basis of the assets of the Acquired Portfolio in the hands of the Acquiring Portfolio as a result of the Acquisition, will generally be the same as in the hands of the Acquired Portfolio immediately prior to the Acquisition.

INVESTMENT OBJECTIVES AND POLICIES. As noted and further described in this Prospectus/Proxy Statement, there are no material differences between the investment objectives and policies of the Portfolios.

The investment objective of the Acquiring Portfolio is capital growth. The investment objective of the Acquired Portfolio is high level of growth of capital.

Both Portfolios have substantially similar primary investments. Each portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. These securities are selected using proprietary quantitative stock selection models.

Each Portfolio is managed by a team that employs quantitative portfolio management techniques rather than a traditional fundamental equity research approach. The portfolio managers select securities for each Portfolio using proprietary quantitative models, which are designed to:

•  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum;

•  identify stocks that are likely to suffer declines in price if market conditions deteriorate and limit a Portfolio's overall exposure to such low quality stocks; and

•  help determine a Portfolio's relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

Under each Portfolio's investment strategy, the portfolio managers will apply the proprietary quantitative models described above to companies that are represented in the Standard & Poor's SmallCap 600® Index (the "S&P 600 Index"), as well as other companies with similar attributes and capitalizations to the companies in the S&P 600 Index.

Each Portfolio may invest in common and preferred stocks, securities convertible into common stocks, rights and warrants, special-situation companies, start-up and other small companies, investment grade debt securities including U.S. government and municipal and other financial instruments.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES. You may not buy or sell shares of a Portfolio directly; you may only buy or sell shares through variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies or through tax-qualified pension and retirement plans. A Portfolio may not be available in connection with a particular contract or plan.

An insurance company's separate accounts buy and sell shares of a Portfolio at NAV, without any sales or other charges. Each insurance company receives orders from its contract holders to buy or sell shares of a Portfolio on any business day that the Portfolio calculates its NAV. If the order is received by the insurance company prior to the close of regular trading on the NYSE, the order will be executed at that day's NAV.

Plan participants may buy shares of a Portfolio through their plan by directing the plan trustee to buy shares for their account in a manner similar to that described above for variable annuity and variable life insurance contracts. You should contact your plan sponsor concerning the appropriate procedure for investing in a Portfolio.

DIVIDENDS. The Acquiring Portfolio and the Acquired Portfolio distribute substantially all of their respective net investment income and net realized capital gains, if any, to their respective shareholders. All distributions are reinvested in the form of additional full and fractional shares of the Portfolio unless a shareholder elects otherwise. Each Portfolio typically declares and pays dividends, if any, from net investment income at least annually. Net realized capital gains, if any, of each Portfolio are typically distributed at least annually. The Acquired Portfolio will pay a dividend of undistributed net investment income and capital gains, if any, immediately prior to the closing of the Acquisition (the "Closing Date"), expected to be on or about April 27, 2007. The amount of any dividend actually paid prior to the Closing Date will vary depending on a number of factors, such as changes in the value of the Acquired Portfolio's holdings and net redemptions of the Acquired Portfolio's shares of beneficial interest. If determined as of December 31, 2006, the Acquired Portfolio would have distributed approximately $ 8.3 million or $ 5.13 per share. See "Dividend and Distribution Information" in the accompanying Prospectus of the Acquiring Portfolio.

APPRAISAL RIGHTS. Under the laws of the Commonwealth of Massachusetts, shareholders of the Acquired Portfolio do not have appraisal rights in connection with a combination or acquisition of the assets of the Acquired Portfolio by another entity. See "Information on Shareholders' Rights — Voting Rights."

RISK FACTORS

The principal risk factors of both Portfolios are identical. They are as follows:

MARKET RISK. The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"

may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments–including stocks and bonds, and the mutual funds that invest in them.

SPECIAL-SITUATION COMPANIES. "Special situations" are unusual developments that affect a company's market value. Examples include mergers, acquisitions and reorganizations. Securities of special-situation companies may decline in value if the anticipated benefits of the special situation do not materialize.

START-UP AND OTHER SMALL COMPANIES. Start-up and other small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity, information and other risks. Key information about the company may be inaccurate or unavailable.

See the accompanying Prospectus of the Acquiring Portfolio for a complete discussion of the risks of investing in the Acquiring Portfolio.

FEE TABLES

The table below shows (1) the actual expenses of the Acquiring Portfolio and the Acquired Portfolio as of December 31, 2006 and (2) the estimated fees and expenses on a pro forma basis after giving effect to the proposed Acquisition.

	ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO	PRO FORMA (ACQUIRING PORTFOLIO)
SHAREHOLDER FEES (fees paid directly from a shareholder's investments)	None	None	None
Maximum sales charge imposed on purchase (as a percentage of offering price)	None	None	None
Maximum deferred sales charge (as a percentage of original purchase price, or redemption proceeds, as applicable)	None	None	None
Redemption Fees	None	None	None
ANNUAL PORTFOLIO OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)
Management Fee(1)	0.70%	0.70%	0.70%
Distribution and Service (12b-1) fee	None	None	None
Other Expenses	0.43%	0.22%	0.22%
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES	1.13%	0.92%	0.92%

(1)  The management fees for the Acquired Portfolio and Acquiring Portfolio have been restated to reflect a change in such fees which was put in place effective December 1, 2006.

EXAMPLES

The following examples are intended to assist an investor in understanding the various costs that an investor in each Portfolio will bear directly or indirectly. The examples assume payment of operating expenses at the levels set forth in the tables presented above (in each case before fee waivers and expense reimbursements) and that all dividends and distributions are reinvested. The examples also assume that you invest $10,000 in the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Portfolios' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
ACQUIRED PORTFOLIO	$115	$359	$622	$1,375
ACQUIRING PORTFOLIO	$94	$293	$509	$1,131
COMBINED PORTFOLIO PRO FORMA	$94	$293	$509	$1,131

REASONS FOR THE ACQUISITION

The Board of Trustees of the Acquired Portfolio has unanimously determined that it is in the best interest of the Acquired Portfolio to effect the Acquisition. In reaching this conclusion, the Board considered a number of factors, including the following:

1.  the Acquisition will result in a single larger portfolio seeking capital growth through equity securities of small companies;

2.  effective management fees are not expected to increase as a result of the Acquisition; however, the management fee structure of the Acquired Portfolio currently has a breakpoint structure in place while the Acquiring Portfolio has no such structure. Should the Acquired Portfolio reach certain breakpoints its management fee would potentially be lower than that charged by the Acquiring Portfolio, however, the Acquired Portfolio has not reached, nor is anticipated to reach at any time in the near future, such breakpoints.

3  total expenses are expected to decline as a result of the Acquisition;

4.  the Acquisition will eliminate any confusion in the marketplace associated with having two portfolios managed by Credit Suisse investing in small capitalization securities;

5.  the Acquisition should increase efficiencies, eliminating one of the two sets of prospectuses, reports to shareholders and other documents required if the Acquired Portfolio and the Acquiring Portfolio remained separate, although there is no guarantee that the combined portfolio will realize such efficiencies;

6.  the terms and conditions of the Acquisition;

7.  the larger combined asset base could produce portfolio management benefits, such as the ability to command more attention from brokers and underwriters of securities in which the Portfolios invest than either Portfolio currently enjoys, although the primary beneficiary will be the Acquiring Portfolio;

8.  the investment adviser for the Acquiring Portfolio is the same as that of the Acquired Portfolio;

9.  the federal tax consequences of the Acquisition, and that a legal opinion will be rendered that no gain or loss will be recognized by the shareholders of the Acquired Portfolio or by the Acquiring Portfolio for federal income tax purposes as a result of the Acquisition and that the Acquired Portfolio generally will not recognize gain or loss for such purposes;

10.  the interests of shareholders of the Acquired Portfolio will not be diluted as a result of the Acquisition;

11.  the expenses of the Acquisition will be borne by Credit Suisse or its affiliates; and

12.  no sales or other charges will be imposed in connection with the Acquisition.

The Board also noted that the Acquisition will result in the combined portfolio having a total capital loss carryover of approximately $78 million, all of which was maintained, prior to the Acquisition, by the Acquiring Portfolio. Of this $78 million, $73 million will expire in 2010 and $5 million will expire in 2011.

In light of the foregoing, the Board of Trustees of the Acquired Portfolio, including the Independent Trustees, has determined that it is in the best interests of the Acquired Portfolio and its shareholders to effect the Acquisition. The Board of Trustees of the Acquired Portfolio has also determined that the Acquisition would not result in dilution of the interests of the Acquired Portfolio's shareholders. In making these determinations, the Board of Trustees did not give equal weight to each factor.

The Board of Trustees of the Acquiring Portfolio has determined that it is advantageous to the Acquiring Portfolio to effect the Acquisition. The Board of Trustees of the Acquiring Portfolio considered, among other things, the terms and conditions of the Acquisition and representations that the Acquisition would be effected as a tax-free reorganization. Accordingly, the Board of Trustees of the Acquiring Portfolio, including a majority of the Independent Trustees, has determined that the Acquisition is in the best interests of the Acquiring Portfolio's shareholders and that the interests of the Acquiring Portfolio's shareholders would not be diluted as a result of the Acquisition.

INFORMATION ABOUT THE ACQUISITION

AGREEMENT AND PLAN OF REORGANIZATION. The following summary of the Agreement is qualified in its entirety by reference to the form of the Agreement (Exhibit A hereto). The Agreement provides that the Acquiring Portfolio will acquire all of the assets of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio on the Closing Date. The Closing Date is expected to be on or about April 27, 2007.

Prior to the Closing Date, the Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Portfolio will assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities for the Acquired Portfolio, as of the close of regular trading on The New York Stock Exchange, Inc. ("NYSE"), currently 4:00 p.m. New York City time, on the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period. The NAV per share of each Portfolio will be calculated by determining the total assets attributable to such Portfolio, subtracting the Portfolio's actual and accrued liabilities, and dividing the result by the total number of outstanding shares. Each Portfolio will utilize the procedures set forth in its respective current Prospectuses or Statement of Additional Information to determine the value of its respective portfolio securities and to determine the aggregate value of each Portfolio's portfolio.

On or as soon after the Closing Date as conveniently practicable, the Acquired Portfolio will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the shares of the Acquiring Portfolio received by the Acquired Portfolio. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Acquired Portfolio's shareholders on the share records of the Acquiring Portfolio's transfer agent. Each account will represent the number of shares of the Acquiring Portfolio due to the Acquired Portfolio's shareholders calculated in accordance with the Agreement. After such distribution and the winding up of its affairs, the Acquired Portfolio will terminate as a series of the Trust.

The consummation of the Acquisition is subject to the conditions set forth in the Agreement, including approval of the Agreement by the Acquired Portfolio's shareholders. Notwithstanding approval by the shareholders of the Acquired Portfolio, the Agreement may be terminated at any time at or prior to the Closing Date upon the vote of a majority of the Board of Trustees of the Trust.

Pursuant to the Agreement, the Acquiring Portfolio has agreed to indemnify and advance expenses to each Trustee or officer of the Acquired Portfolio against money damages incurred in connection with any claim arising out of such person's services as a Trustee or officer with respect to matters specifically relating to the Acquisition, except by reason of such person's willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties in the conduct of his or her office.

The Agreement must be approved by the vote of (a) 67% or more of the voting securities of the Acquired Portfolio present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Acquired Portfolio, whichever is less; provided, that a quorum is present. Shareholders of the Acquired Portfolio are entitled to one vote for each share of beneficial interest and a fractional vote for each fractional share of beneficial interest. If shareholders of the Acquired Portfolio approve the Acquisition, the Acquired Portfolio will be liquidated upon consummation of the Acquisition and subsequently terminated as a series of the Trust. In the event the Agreement is not approved, the Board of Trustees of the Acquired Portfolio will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

DESCRIPTION OF THE ACQUIRING PORTFOLIO SHARES. Shares of the Acquiring Portfolio will be issued to the Acquired Portfolio in accordance with the procedures detailed in the Agreement and as described in the Acquiring Portfolio's Prospectus and Statement of Additional Information. The Acquiring Portfolio, like the Acquired Portfolio, will not issue share certificates to its shareholders. See "Information on Shareholders' Rights" and the Prospectus of the Acquiring Portfolio for additional information with respect to the shares of the Acquiring Portfolio.

FEDERAL INCOME TAX CONSEQUENCES. The closing of the Acquisition is conditioned upon the receipt by the Portfolios of an opinion from Willkie Farr & Gallagher LLP, counsel to the Portfolios, to the effect that, based upon certain facts, assumptions and representations, the Acquisition will constitute a tax-free reorganization within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). If the Acquisition constitutes a tax-free reorganization, no gain or loss will be recognized by the Acquired Portfolio shareholders as a result of their exchange of shares of beneficial interest pursuant to the Acquisition and no gain or loss will generally be recognized by the Acquired Portfolio and the Acquiring Portfolio as a result of the Acquisition. This opinion, in substance, will state that for U.S. federal income tax purposes:

(a) The transfer of all of the Acquired Portfolio's assets to the Acquiring Portfolio in exchange for the Acquiring Portfolio shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio, followed by the distribution by the Acquired Portfolio of such Acquiring Portfolio shares to shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio, all pursuant to the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Portfolio and the Acquired Portfolio will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

(b) no gain or loss will be recognized by the Acquiring Portfolio on the receipt of the assets of the Acquired Portfolio solely in exchange for the Acquiring Portfolio shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio;

(c) except for gain or loss regularly attributable to the termination of the Acquired Portfolio's taxable year, no gain or loss will be recognized by the Acquired Portfolio upon the transfer of the Acquired Portfolio's assets to the Acquiring Portfolio in exchange for the Acquiring Portfolio shares and the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio or upon the distribution of the Acquiring Portfolio shares to the Acquired Portfolio's shareholders in exchange for their shares of the Acquired Portfolio;

(d) no gain or loss will be recognized by shareholders of the Acquired Portfolio upon the exchange of their Acquired Portfolio shares of beneficial interest for the Acquiring Portfolio shares or upon the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio;

(e) the aggregate tax basis of the Acquiring Portfolio shares received by each of the Acquired Portfolio's shareholders pursuant to the Acquisition will be the same as the aggregate tax basis of the Acquired Portfolio shares of beneficial interest held by such shareholder immediately prior to the Acquisition, and the holding period of the Acquiring Portfolio shares to be received by each Acquired Portfolio shareholder will include the period during which the Acquired Portfolio shares of beneficial interest exchanged therefor were held by such shareholder (provided that such Acquired Portfolio shares of beneficial interest were held as capital assets on the date of the Acquisition); and

(f) except for assets which may be revalued as a consequence of a termination of the Acquired Portfolio's taxable year, the tax basis of the Acquired Portfolio's assets acquired by the Acquiring Portfolio will be the same as the tax basis of such assets to the Acquired Portfolio immediately prior to the Acquisition and the holding period of the assets of the Acquired Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Acquired Portfolio.

You should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. Neither the Acquired Portfolio nor the Acquiring Portfolio will seek to obtain a ruling from the IRS regarding the tax consequences of the Acquisition. Accordingly, if the IRS sought to challenge the tax treatment of the Acquisition and was successful, neither of which is anticipated, the Acquisition could be treated, in whole or in part, as a taxable sale of assets of the Acquired Portfolio, followed by the taxable liquidation thereof.

The Acquiring Portfolio intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Acquired Portfolio and its shareholders.

Prior to the Closing Date, the Acquired Portfolio will declare a distribution to its shareholders, if any, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income

(computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date.

The Acquiring Portfolio's capital loss carryforwards if any should not be limited solely by reason of the Acquisition. However, for five years beginning after the Closing Date of the Acquisition, the combined portfolio will not be allowed to offset certain pre-Acquisition built-in gains attributable to the Acquired Portfolio with the capital loss carryforwards (and certain built-in losses) attributable to Acquiring Portfolio.

Shareholders of the Acquired Portfolio should consult their tax advisors regarding the effect, if any, of the proposed Acquisition in light of their individual circumstances. Since the foregoing discussion only relates to the U.S. federal income tax consequences of the Acquisition, shareholders of the Acquired Portfolio should also consult their tax advisors as to state, local and foreign tax consequences, if any, of the Acquisition.

CAPITALIZATION

The following table shows the capitalization of the Acquired Portfolio and the Acquiring Portfolio as of February 28, 2007 and the capitalization of the Acquiring Portfolio on a pro forma basis as of the Closing Date of the Acquisition, after giving effect to such Acquisition.(1)

	ACQUIRING PORTFOLIO (ACTUAL)	ACQUIRED PORTFOLIO (ACTUAL)	PRO FORMA ADJUSTMENTS	PRO FORMA (ACQUIRING PORTFOLIO)
Net Assets	388,295,052	26,040,820	—	414,335,872
Shares Outstanding	24,789,432	1,613,928	—	26,458,229
Net Asset Value Per Share	$15.66	$16.14	—	$15.66

(1)  Assumes the Acquisition of the Acquired Portfolio had been consummated on February 28, 2007 and is for information purposes only. No assurance can be given as to how many Acquiring Portfolio shares will be received by shareholders of the Acquired Portfolio on the date the Acquisition takes place, and the foregoing should not be relied upon to reflect the number of Acquiring Portfolio shares that actually will be received on or after such date.

TOTAL RETURNS

The bar chart below and the table on the next page provide an indication of the risks of investing in each Portfolio. The bar chart shows you how each Portfolio's performance has varied from year to year for up to ten years. The table compares each Portfolio's performance over time to that of a broad-based securities market index. The bar chart and table do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. Inclusion of these charges and expenses would reduce the total return for the periods shown. As with all mutual funds, past performance is not a prediction of future performance.

AVERAGE ANNUAL TOTAL RETURNS
(as of December 31, 2006)

	1 YEAR	5 YEARS	10 YEARS	LIFE OF PORTFOLIO	INCEPTION DATE
ACQUIRED PORTFOLIO	12.26%	10.55%	N/A	11.64%	11/30/01
S&P 600 Index(1)	15.12%	12.49%	N/A	13.68%
Russell 2000 Index(2)	18.37%	11.39%	N/A	12.51%
Russell 2000 Value Index(3)	23.48%	15.37%	N/A	16.46%
ACQUIRING PORTFOLIO	4.77%	2.17%	3.83%	6.54%	6/30/95
S&P 600 Index(1)	15.12%	12.49%	11.57%	13.07%
Russell 2000 Growth Index(4)	13.34%	6.93%	4.88%	6.32%

(1)  The S&P 600 Index is a market capitalization-weighted index composed of 600 stocks, including reinvestment of dividends that is generally considered representative of small-sized U.S. companies. Investors cannot invest directly in an index.

(2)  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index. Because the Acquired Portfolio's new quantitative strategy selects companies registered in the S&P SmallCap 600® Index, the Russell 2000 Index has been replaced as the Acquired Portfolio's benchmark.

(3)  The Russell 2000® Value Index measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index. Because the Acquired Portfolio's new quantitative strategy selects companies registered in the S&P SmallCap 600® Index, the Russell 2000 Value Index has been replaced as the Acquired Portfolio's benchmark.

(4)  The Russell 2000® Growth Index measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index. Because the Acquiring Portfolio's new quantitative strategy selects companies registered in the S&P SmallCap 600® Index, the Russell 2000 Growth Index has been replaced as the Acquiring Portfolio's benchmark.

Although each Portfolio currently has substantially similar primary investments and identical investment strategies, historically, each Portfolio's performance has diverged because up until December 1, 2006 each Portfolio had different primary investments and investment strategies.

OWNERSHIP OF THE PORTFOLIOS

All shares of the Acquired Portfolio and the Acquiring Portfolio are owned of record by Participating Insurance Company separate accounts for the benefit of contract owners.

The insurance company separate accounts that own shares of the Portfolios do not have an economic interest in the Portfolios.

Listed below are the name, address and share ownership of each person known to the Trust to own 5% or more of the shares of the Acquired Portfolio and the Acquiring Portfolio as of March 15, 2007. The table also indicates the percentage of each Portfolio's shares to be owned by such persons upon consummation of the Acquisition on the basis of present holdings and commitments. The type of ownership of each person listed below is record ownership.

NAME AND ADDRESS	SHARES HELD	PERCENT OF OUTSTANDING SHARES	PRO FORMA PERCENTAGE OWNERSHIP POST- ACQUISITION
ACQUIRING PORTFOLIO IDS Life Insurance Company 22 AXP Financial Center Minneapolis, MN 55474-0001	13,168,939	54.02%	50.57%
Nationwide Life Insurance Company Nationwide Variable Account II C/O IPO Portfolio Accounting PO Box 182029 Columbus, Ohio 43218-2029	4,904,933	20.12%	18.84%
Fidelity Investments Life Insurance Company 82 Devonshire Street # R25B Boston, MA 02109-3605	2,286,983	9.38%	8.78%
ACQUIRED PORTFOLIO AIG Life Insurance 2727 A- Allen Parkway PO Box 1591 Houston, TX 77251-1591	1,609,476	99.79%	6.38%

*  Each Portfolio believes these entities are not the beneficial owners of shares held of record by them.

As of March 15, 2007, the officers or Trustees of the Acquiring Portfolio and the Acquired Portfolio beneficially owned as a group less than 1% of the outstanding securities of the relevant Portfolio.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

The following discussion is based upon and qualified in its entirety by the disclosure in the respective Prospectus and Statement of Additional Information of the Acquiring Portfolio and the Acquired Portfolio.

INVESTMENT OBJECTIVES. There are no material differences between the investment objectives of the Portfolios. The Acquiring Portfolio's investment objective is capital growth while the Acquired Portfolio's is a high level of growth of capital. There can be no assurance either Portfolio will achieve its investment objective.

PRIMARY INVESTMENTS. Both Portfolios have substantially similar primary investments. Each Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small U.S. companies. These securities are selected using proprietary quantitative stock selection models.

Each Portfolio is managed by a team that employs quantitative portfolio management techniques rather than a traditional fundamental equity research approach. The portfolio managers select securities for each Portfolio using proprietary quantitative models, which are designed to:

•  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum;

•  identify stocks that are likely to suffer declines in price if market conditions deteriorate and limit a Portfolio's overall exposure to such low quality stocks; and

•  help determine a Portfolio's relative exposure to different industry sectors by analyzing sector performance under different market scenarios.

Under each Portfolio's investment strategy, the portfolio managers will apply the proprietary quantitative models described above to companies that are represented in the S&P 600 Index, as well as other companies with similar attributes and capitalizations to the companies in the S&P 600 Index. A stock may be overweighted or underweighted in relation to the S&P 600 Index based on the expected return and risks associated with that stock, both considered relative to a Portfolio as a whole, among other characteristics. In general, each Portfolio will maintain investment attributes that are similar to those of the S&P 600 Index, and intends to limit its divergence from the S&P 600 Index in terms of market, industry and sector exposures.

Each Portfolio may invest in:

•  Common and preferred stocks

•  Securities convertible into common stocks

•  Rights and warrants

•  Special-situation companies

•  Start-up and other small companies

•  Investment grade debt securities including U.S. government and municipal and other financial instruments

Each Portfolio may invest up to 20% of its net assets in debt securities, including up to 5% of its net assets in non-investment-grade debt securities. The Acquired Portfolio may invest up to 20% of its net assets in foreign securities, while the Acquiring Portfolio may invest up to 10% of its total assets in foreign securities. The Acquiring Portfolio may invest up to 25% of its total assets in options, while the Acquired Portfolio may invest up to 10% of its total assets in such securities. The Acquired Portfolio may invest up to 10% of its net assets in short sales, while the Acquiring Portfolio is permitted, but not expected, to invest to a significant extent in such securities. The Acquired Portfolio may invest in unlisted securities and securities traded over-the-counter.

ADDITIONAL RISK FACTORS. The Acquired Portfolio has greater exposure to the risks of investing in foreign securities than the Acquiring Portfolio as the Acquired Portfolio may invest up to 20% of its net assets in foreign securities, while the Acquiring Portfolio may invest up to 10% of its total assets in such securities. The Acquiring

Portfolio has greater exposure to the risks of investing in options than the Acquired Portfolio as the Acquiring Portfolio may invest up to 25% of its total assets in options, while the Acquired Portfolio may invest up to 10% of its total assets in such securities. The Acquired Portfolio has greater exposure to the risks of investing in short sales than the Acquiring Portfolio as the Acquired Portfolio may invest up to 10% of its net assets in short sales, while the Acquiring Portfolio is permitted, but not expected, to invest to a significant extent in such securities. See the accompanying Prospectus of the Acquiring Portfolio for a complete discussion of the risks of investing in the Acquiring Portfolio.

INVESTMENT LIMITATIONS. The Acquiring Portfolio and the Acquired Portfolio have adopted certain fundamental and non-fundamental investment limitations. Fundamental investment limitations may not be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of the relevant Portfolio. Each Portfolio has substantially similar fundamental investment limitations.

CERTAIN INVESTMENT PRACTICES. For each of the following practices, this table shows the current applicable investment limitation. Risks are indicated for each practice. The specific risks associated with each of the investment practices described below are defined for the Acquiring Portfolio in the Acquiring Portfolio's Prospectus, which accompanies this Prospectus/Proxy Statement, and for the Acquired Portfolio in its Prospectus.

KEY TO TABLE:

20%  Bold type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20%  Roman type (e.g., 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

☒  Permitted without limitation; does not indicate actual use

☐  Permitted, but not expected to be used to a significant extent

N/A  Not applicable to the Portfolio

INVESTMENT PRACTICE

LIMIT
	ACQUIRING PORTFOLIO	ACQUIRED PORTFOLIO
BORROWING. The borrowing of money from banks to meet redemptions or for other temporary or emergency purposes. Speculative exposure risk.	33 1/3%	33 1/3%

COUNTRY/REGION FOCUS. Investing a significant portion of portfolio assets in a single country or region. Market swings in the targeted country or region will be likely to have a greater effect on portfolio performance than they would in a more geographically diversified equity portfolio. Currency, market, political risks.	N/A	☐

CURRENCY TRANSACTIONS. Instruments, such as options, futures, forwards or swaps, intended to manage portfolio exposure to currency risk. Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. Swaps involve the right or obligation to receive or make payments based on two different currency rates. Correlation, credit, currency, hedged exposure, liquidity, political, speculative exposure, valuation risks.(1)	N/A	☐

EMERGING MARKETS. Countries generally considered to be relatively less developed or industrialized. Emerging markets often face economic problems that could subject a portfolio to increased volatility or substantial declines in value. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose a portfolio to risks beyond those generally encountered in developed countries. Access, currency, information, liquidity, market, operational, political, valuation risks.	N/A	☐

EQUITY AND EQUITY-RELATED SECURITIES. Common stocks and other securities representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative company or industry events. Liquidity, market, valuation risks.	☒	☒

FOREIGN SECURITIES. Securities of foreign issuers. May include depositary receipts. Currency, information, market, operational, political, valuation risks.	10%	20%

FUTURES AND OPTIONS ON FUTURES. Exchange-traded contracts that enable a portfolio to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate a portfolio (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) Correlation, currency, hedged exposure, interest-rate, market, speculative exposure risks.(2)	☐	☐

INVESTMENT-GRADE DEBT SECURITIES. Debt securities rated within the four highest grades (AAA/Aaa through BBB/Baa) by Standard & Poor's or Moody's rating service, and unrated securities of comparable quality. Credit, interest-rate, market risks.	20%	20%

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Debt securities backed by pools of mortgages, including pass-through certificates and other senior classes of collateralized mortgage obligations (CMOs), or other receivables. Credit, extension, interest-rate, liquidity, prepayment risks.	N/A	☐

MUNICIPAL SECURITIES. Debt obligations issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal securities may be affected by uncertainties regarding their tax status, legislative changes or rights of municipal-securities holders. Credit, interest-rate, market, regulatory risks.	N/A	☐

NON-INVESTMENT-GRADE DEBT SECURITIES. Debt securities rated below the fourth-highest grade (BBB/Baa) by Standard & Poor's or Moody's rating service, and unrated securities of comparable quality. Commonly referred to as junk bonds. Credit, information, interest-rate, liquidity, market, valuation risks.	5%	5%

OPTIONS. Instruments that provide a right to buy (call) or sell (put) a particular security or an index of securities at a fixed price within a certain time period. A portfolio may purchase and write both put and call options for hedging or speculative purposes.(1) Correlation, credit, hedged exposure, liquidity, market, speculative exposure, valuation risks.	25%	10%

PRIVATIZATION PROGRAMS. Foreign governments may sell all or part of their interests in enterprises they own or control. Access, currency, information, liquidity, operational, political, valuation risks.	N/A	☐

REAL-ESTATE INVESTMENT TRUSTS (REITS). Pooled investment vehicles that invest primarily in income-producing real estate or real-estate-related loans or interests. Credit, interest-rate, market risks.	N/A	☐

RESTRICTED AND OTHER ILLIQUID SECURITIES. Certain securities with restrictions on trading, or those not actively traded. May include private placements. Liquidity, market, valuation risks.	15%	15%

SECURITIES LENDING. Lending portfolio securities to financial institutions; a portfolio receives cash, U.S. government securities or bank letters of credit as collateral. Credit, liquidity, market, operational risks.	33 1/3%	33 1/3%

SHORT POSITIONS. Selling borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop. If a portfolio were to take short positions in stocks that increase in value, then the portfolio would have to repurchase the securities at that higher price and it would be likely to underperform similar mutual funds that do not take short positions. Liquidity, market, speculative exposure risks	☐	10%

SHORT SALES "AGAINST THE BOX". A short sale where a portfolio owns enough shares of the security involved to cover the borrowed securities, if necessary. Liquidity, market, speculative exposure risks.	10%	10%

SHORT-TERM TRADING. Selling a security shortly after purchase. A portfolio engaging in short-term trading will have higher turnover and transaction expenses. Increased short-term capital gains distributions could raise shareholders' income tax liability.	N/A	☒

SPECIAL-SITUATION COMPANIES. Companies experiencing unusual developments affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation. Securities of a special situation company could decline in value and hurt a portfolio's performance if the anticipated benefits of the special situation do not materialize. Information, market risks.	☒	☒

START-UP AND OTHER SMALL COMPANIES. Companies with small relative market capitalizations, including those with continuous operations of less than three years. Information, liquidity, market, valuation risks.	☒	☒

STRUCTURED INSTRUMENTS. Swaps, structured securities and other instruments that allow a portfolio to gain access to the performance of a benchmark asset (such as an index or selected stocks) where a portfolio's direct investment is restricted. Credit, currency, information, interest-rate, liquidity, market, political, speculative exposure, valuations risks.	N/A	☐

TECHNOLOGY COMPANIES. Companies which may benefit significantly from advances or improvements in technology. Liquidity, market, valuation risks.	N/A	☐

TEMPORARY DEFENSIVE TACTICS. Placing some or all of a portfolio's assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with a portfolio's principal investment strategies and might prevent a portfolio from achieving its goal.	☐	☐

WARRANTS. Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.	10%	10%

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The purchase or sale of securities for delivery at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.	20%	20%

(1)  Neither Portfolio is obligated to pursue a hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

(2)  Each Portfolio is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

DETERMINATION OF NET ASSET VALUE OF SHARES OF THE PORTFOLIO

The NAV is determined at the close of regular trading on the NYSE (usually 4 p.m. ET) each day the NYSE is open for business. It is calculated by dividing the Portfolio's total assets, less its liabilities, by the number of shares outstanding.

Each Portfolio's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing NAV per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before a Portfolio's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. Each Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Each Portfolio's fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of "stale" or otherwise inaccurate prices. When fair value pricing is employed, the prices of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Portfolio that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which a Portfolio determines its NAV.

Some Portfolio securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the Portfolio does not compute its prices. This could cause the value of a Portfolio's investments to be affected by trading on days when you cannot buy or sell shares.

FREQUENT PURCHASES AND SALES OF PORTFOLIO SHARES

Frequent purchases and redemptions of Portfolio shares present risks to the contract owners or plan participants who hold shares of a Portfolio through their annuity contracts or pension plans over the long term. These risks include the potential for dilution in the value of Portfolio shares; interference with the efficient management of the Portfolio, such as the need to keep a larger portion of the Portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the Portfolio's investment objective; losses on the sale of investments resulting from the need to sell securities at less favorable prices; and increased brokerage and administrative costs. These risks may be greater for Portfolios investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of "stale" or otherwise inaccurate prices for Portfolio holdings (e.g., "time zone arbitrage").

Each Portfolio will take steps to detect and eliminate excessive trading in Portfolio shares, pursuant to the Portfolio's policies approved by the Board of Trustees. Each Portfolio defines excessive trading or "market timing" as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. A contract owner or plan participant that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. Each Portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, or to tax-qualified pension and retirement plans. These shareholders typically hold Portfolio shares for a number of contracts or participants in a single account. Each Portfolio's distributor enters into agreements with Participating Insurance Companies that require such companies to provide certain information to help detect frequent trading by their contract owners or plan participants and to eliminate frequent trading by such owners and participants. It should also be noted that insurance company separate accounts and plans may have their own policies and procedures to detect and prevent excessive trading in shares of the underlying mutual funds they offer, which may define market timing differently than the Portfolio does and have different consequences associated with it.

Each Portfolio reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the insurance contract or plan. In particular, each Portfolio reserves the right to reject a purchase or an exchange purchase order from any insurance contract or plan that in its opinion has not taken effective steps to detect and prevent frequent purchases and sales of Portfolio shares.

Each Portfolio has also adopted fair valuation policies to protect a Portfolio from "time zone arbitrage" with respect to foreign securities holdings and other trading practices that seek to take advantage of "stale" or otherwise inaccurate prices.

Each Portfolio's policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

MANAGEMENT OF EACH PORTFOLIO

Credit Suisse, located at Eleven Madison Avenue, 24th Floor, New York, New York 10010, provides investment advisory services to each of the Portfolios under separate advisory agreements. Credit Suisse is part of the asset management business of Credit Suisse ("CS"), one of the world's leading banks. CS provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of CS is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements.

The Credit Suisse Quantitative Strategies Group (see biographies below) is responsible for the day-to-day portfolio management of the Portfolios. The group currently consists of Joseph Cherian, William Weng and Todd Jablonski. Mr. Cherian and Mr. Weng are the lead managers of the Credit Suisse Quantitative Strategies Group.

JOSEPH CHERIAN, Managing Director, is Global Head of the Quantitative Strategies Group. Prior to joining Credit Suisse, Mr. Cherian was at Banc of America Capital Management from 2000 to 2004, where he was a Managing Director responsible for managing numerous asset allocation funds and quantitative equity products, as well as quantitative research used by Bank of America's active equities and private bank divisions. Previously, he was an associate professor of finance at Boston University. Mr. Cherian holds a BS in Electrical Engineering from the

Massachusetts Institute of Technology, and MS and PhD degrees in Finance from Cornell University. He is a review board member of the Research Foundation of the CFA Institute (AIMR).

WILLIAM WENG, Director, is a Senior Portfolio Manager in the Quantitative Strategies Group. Prior to joining Credit Suisse, he was at Banc of America Capital Management from 2001 to 2004, as a Vice President and Senior Quantitative Analyst, where he had primary responsibility for conducting and implementing research on quantitative active equity, investment strategies, and asset allocation. Prior to that, Mr. Weng was a research assistant at the National Bureau of Economic Research and a teaching fellow at Boston University's Department of Economics from 1995 to 2001. Mr. Weng holds a PhD in economics from Boston University, a MS in systems engineering and a BA in management information systems from Tsinghua University in Beijing, China.

TODD JABLONSKI, Vice President, is a Portfolio Manager in the Quantitative Strategies Group where he focuses on U.S. equity investment products. Prior to joining Credit Suisse, he was at Banc of America Capital Management from 2000 to 2004, where he was an Assistant Vice President and quantitative analyst supporting investment strategy and asset allocation. Previously, Mr. Jablonski worked as an equity analyst in securities research at A.G. Edwards. He holds a BA in Economics from the University of Virginia and is currently pursuing an MBA in computational finance at the Stern School of Business at New York University. He is a CFA charterholder and is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts.

Each Portfolio's Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the portfolios.

In addition, State Street and CSAMSI provide accounting and co-administrative services as applicable to each Portfolio. Boston Financial Data Services, Inc. acts as the shareholder servicing agent, transfer agent and dividend disbursing agent for each Portfolio. State Street serves as custodian of each of the Portfolios' assets pursuant to a custodian agreement. PricewaterhouseCoopers LLP serves as independent registered public accounting firm for each of the Portfolios.

The Acquiring Portfolio pays Credit Suisse a management fee of 0.70% of its average daily net assets, while the Acquired Portfolio pays Credit Suisse a management fee of the lower of (1) 0.70%, or (2) 0.875% of its average daily net assets up to and including $100 million, 0.75% of its average daily net assets in excess of $100 million up to and including $200 million; and 0.50% of its average daily net assets in excess of $200 million. For the 2006 fiscal year, the Acquiring Portfolio and Acquired Portfolio each paid Credit Suisse 0.89% and 0.84%, respectively, of its average net assets for advisory services. Should the Acquired Portfolio reach certain breakpoints, its management fee would potentially be lower than that charged by the Acquiring Portfolio however, the Acquired Portfolio has not reached, nor is it anticipated to reach at any time in the near future, such breakpoints.

In addition to the management fee, each Portfolio pays a co-administration fee to CSAMSI of 0.09% of its average daily net assets. Each Portfolio pays State Street a fee calculated in total for all assets of the Credit Suisse funds/portfolios co-administered by State Street and allocated based upon relative average net assets of each fund/portfolio exclusive of out-of-pocket expenses, and subject to a minimum fee.

A discussion regarding the basis for the Board of Trustees' approval of each investment advisory contract of each Portfolio is available in each Portfolio's annual report to shareholders for the period ended December 31, 2006.

Each Portfolio bears its proportionate share of fees payable to Credit Suisse, CSAMSI and State Street in the proportion that its assets bear to the aggregate assets of the Portfolio at the time of calculation. These fees are calculated at an annual rate based on a percentage of a Portfolio's average daily net assets.

INTEREST OF CREDIT SUISSE IN THE ACQUISITION

Credit Suisse may be deemed to have an interest in the Agreement and the Acquisition because it provides investment advisory services to each Portfolio. Credit Suisse receives compensation from each Portfolio for services it provides pursuant to separate advisory agreements. The terms and provisions of the current arrangements with Credit Suisse are described in each Portfolio's Prospectus and Statement of Additional Information. Future growth of the assets of the Acquiring Portfolio, if any, can be expected to increase the total amount of fees payable to Credit Suisse and its affiliates.

Credit Suisse may also be deemed to have an interest in the Agreement and the Acquisition because CSAMSI serves as the co-administrator and distributor for each Portfolio. As such, CSAMSI receives compensation for its services.

INFORMATION ON SHAREHOLDERS' RIGHTS

GENERAL. The Trust was organized on March 15, 1995 under the laws of the Commonwealth of Massachusetts as a "Massachusetts business trust." The Trust's Declaration of Trust, as amended (the "Declaration of Trust"), authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share.

In each Portfolio, shares represent interests in the assets of the relevant Portfolio and have identical voting, dividend, liquidation and other rights on the same terms and conditions.

TRUSTEES. The Declaration of Trust and the By-laws provide that the term of office of each Trustee shall be from the time of his or her election and qualification until his or her successor shall have been elected and shall be qualified or his earlier resignation, removal or death. The Trustees have the power to set and alter their terms of office, and at any time to lengthen or shorten their own terms or make their terms of unlimited duration. Trustees of the Portfolio may be removed by at least two-thirds of Trustees. Vacancies on the Board of the Trust may be filled by the Trustees remaining in office, provided that no vacancy or vacancies may be filled by action of the remaining Trustees if, after the filling of the vacancy or vacancies, fewer than two-thirds of the Trustees then holding office shall have been elected by the shareholders of the relevant Portfolio. A meeting of shareholders will be required for the purpose of electing Trustees whenever (a) fewer than a majority of the Trustees then in office were elected by shareholders of the relevant Portfolio or (b) a vacancy exists that may not be filled by the remaining Trustees and must be filled.

VOTING RIGHTS. When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and fractional votes for fractional shares held. Generally, shares of the Trust will vote by individual Portfolio on all matters except where otherwise required by law. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the members holding office have been elected by shareholders. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called for the purpose of voting on the removal of a Trustee at the written request of holders of 10% of the Trust's outstanding shares.

Under current law, a Participating Insurance Company is required to request voting instructions from variable contract owners and must vote all Portfolio shares held in the separate account in proportion to the voting instructions received. Plans may or may not pass through voting rights to plan participants, depending on the terms of the plan's governing documents. For a more complete discussion of voting rights, refer to the sponsoring Participating Insurance Company separate account prospectus or the plan documents or other informational materials supplied by plan sponsors.

At least a majority of shares of beneficial interest of the Acquired Portfolio entitled to vote at a meeting will constitute a quorum.

LIQUIDATION OR TERMINATION. All shareholders of a Portfolio, upon liquidation, will participate ratably in the Portfolio's net assets.

INVOLUNTARY REDEMPTIONS. The Trust's Declaration of Trust authorizes each Portfolio to redeem shares of a series held by a shareholder, subject to applicable law, if at any time, the Trustees determine in their sole discretion that such redemption is in the best interests of the holders of the shares of the Trust or of either Portfolio. Each Portfolio would provide prior notice of any plan to involuntarily redeem shares absent extraordinary circumstances. The exercise of the power granted to the Board under the Declaration of Trust is subject to the Board's fiduciary obligation to the shareholders and any applicable provisions under the 1940 Act and the rules thereunder.

RIGHTS OF INSPECTION. Massachusetts business trust law does not have provisions relating to rights of inspection. However, the Acquired Portfolio's Declaration of Trust provides that the records of the Acquired Portfolio shall be open to inspection by shareholders to the same extent as is permitted to stockholders of a corporation under the Massachusetts Business Corporation Law.

LIABILITY OF TRUSTEES. The Declaration of Trust provides that the Trustees and officers shall not be liable in such capacity for monetary damages, except (1) if such person did not act in good faith in the reasonable belief that his actions were in or not opposed to the best interests of the Trust or (2) for willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his office or the discharge of his functions on the part of such Trustee or officer. The Declaration of Trust provides that each Portfolio shall indemnify each Trustee and officer and permit advances for the payment of expenses relating to the matter for which indemnification is sought to the fullest extent permitted by applicable law.

SHAREHOLDER LIABILITY. Massachusetts law provides that shareholders of a Portfolio could, under certain circumstances, be held personally liable for the obligations of a Portfolio. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from a Portfolio's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the relevant Portfolio would be unable to meet its obligations, a possibility that Credit Suisse believes is remote and immaterial. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the relevant Portfolio. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The foregoing is only a summary of certain characteristics of the operations of each of the Portfolios. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of the constituent documents and state laws governing each Portfolio for a more thorough description.

CONCLUSION

The Agreement was approved by the Board of Trustees of the Portfolios on February 14, 2007. The Board has determined that the Acquisition is in the best interests of its shareholders and that the interests of existing shareholders of its Portfolio will not be diluted as a result of the Acquisition. If the shareholders of the Acquired Portfolio do not approve the Agreement or if the Acquisition is not completed, the Acquired Portfolio will continue to engage in business as a registered investment company and its Board of Trustees will consider other possible courses of action available to it, including resubmitting the Acquisition proposal to shareholders.

REQUIRED VOTE

The Agreement must be approved by the vote of (a) 67% or more of the voting securities of the Acquired Portfolio present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Portfolio are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Acquired Portfolio, whichever is less; provided, that a quorum is present.

THE BOARD OF TRUSTEES OF THE ACQUIRED
PORTFOLIO, INCLUDING THE TRUSTEES WHO ARE NOT
"INTERESTED PERSONS" (AS THAT TERM IS DEFINED IN THE
1940 ACT) RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

ADDITIONAL INFORMATION

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith files reports and other information including proxy material, reports and charter documents, with the SEC. These materials can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549 at prescribed rates. The Prospectuses and the Statement of Additional Information for the Acquiring Portfolio, along with related information, may be found on the SEC website as well (http://www.sec.gov).

VOTING INFORMATION

This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of the Acquired Portfolio to be used at the Special Meeting of Shareholders of the Acquired Portfolio to be held at 2:00 p.m. on April 24, 2007, at the offices of the Acquired Portfolio, Eleven Madison Avenue, 24th Floor,

New York, New York 10010 and at any adjournment(s) thereof. This Prospectus/Proxy Statement, along with a Notice of the Special Meeting and proxy card(s), is first being mailed to shareholders of the Acquired Portfolio on or about March 26, 2007. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof. As of the Record Date, the Acquired Portfolio had 1,613,917 shares outstanding. The holders of a majority of the outstanding shares of beneficial interest of the Acquired Portfolio entitled to vote at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Special Meeting.

The Trust, on behalf of its Portfolios, offers its shares only to Participating Insurance Companies for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts, variable life insurance contracts, and tax qualified pension and retirement plans. Under current law, the Participating Insurance Companies are required to solicit voting instructions from variable annuity contract owners who beneficially own shares in the Acquired Portfolio as of the Record Date and must vote all shares held in the separate account in proportion to the voting instructions received for the Special Meeting, or any adjournment thereof. The Participating Insurance Companies will vote shares of the Acquired Portfolio for which no instructions have been received in the same proportion as they vote shares for which they have received instructions. Abstentions will have the effect of a negative vote on the proposal for the Acquired Portfolio. Unmarked voting instructions will be voted in favor of the proposal. If you hold shares through a variable annuity contract or a variable life insurance policy, and if you do not give specific voting instructions for your shares, they may not be voted at all or, as described above, they may be voted in a manner that you may not intend. Therefore, you are strongly encouraged to give your Participating Insurance Company specific instructions as to how you want your shares to be voted.

A proxy may be revoked at any time on or before the Special Meeting by the subsequent execution and submission of a revised proxy, by written notice to J. Kevin Gao, Secretary of the Trust, Eleven Madison Avenue, New York, New York 10010 or by voting in person at the Special Meeting. Contract Owners should consult their Participating Insurance Company regarding their ability to revoke voting instructions after such instructions have been provided to the Participating Insurance Company.

Credit Suisse has retained D.F. King & Co., Inc. to solicit proxies. Proxy solicitations will be made primarily by mail, but proxy solicitations also may be made by telephone, facsimile or personal interviews conducted by officers and employees of Credit Suisse and its affiliates. The expenses of the Acquisition, which are currently estimated to be $100,000, including the costs of the proxy solicitations and the preparation of enclosures to this Prospectus/Proxy Statement, reimbursement of expenses of forwarding solicitation material to beneficial owners of shares of beneficial interest of the Acquired Portfolio and expenses incurred in connection with the preparation of this Prospectus/Proxy Statement, will be borne by Credit Suisse or its affiliates (excluding extraordinary expenses not normally associated with transactions of this type).

In the event that a quorum necessary to vote on the proposal at the Special Meeting is not present or sufficient votes to approve the proposal are not received prior to 2:00 p.m. on April 24, 2007, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies to receive the votes necessary for its passage or to obtain a quorum. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares of beneficial interest of the Acquired Portfolio present in person or by proxy and entitled to vote at the Special Meeting. The persons named as proxies will vote upon a decision to adjourn the Special Meeting after consideration of the best interests of all shareholders of the Acquired Portfolio.

OTHER BUSINESS

The Board of Trustees of the Acquired Portfolio knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed Proxy Card.

The approval of shareholders of the Acquiring Portfolio is not required in order to affect the Acquisition and, accordingly, the votes of the shareholders of the Acquiring Portfolio are not being solicited by this Prospectus/Proxy Statement.

FINANCIAL STATEMENTS AND EXPERTS

The audited statement of assets and liabilities of the Portfolios as of December 31, 2006, including their respective schedules of portfolio investments, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, have been incorporated by reference into this Prospectus/Proxy Statement in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm to each of the Portfolios, given on the authority of said firm as experts in accounting and auditing.

ADDITIONAL MATERIALS

The current Statements of Additional Information for the Portfolios, dated May 1, 2006, which have been incorporated by reference into the Statement of Additional Information, dated March 23, 2007, relating to this Prospectus/Proxy Statement and the Acquisition, will be sent to all shareholders of the Acquired Portfolio requesting a copy of such Statement of Additional Information.

Each Portfolio discloses its portfolio holdings and certain of the Portfolio's statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on each Portfolio's website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month are posted on the website. A description of each Portfolio's policies and procedures with respect to disclosure of its portfolio securities is available in each Portfolio's SAI.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Acquiring Portfolio will be passed upon by Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, counsel to the Acquiring Portfolio.

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this day of , 2007, by Credit Suisse Trust (the "Trust") on behalf of its series, the Credit Suisse Small Cap Core II Portfolio (the "Acquired Fund") and the Credit Suisse Small Cap Core I Portfolio (the "Acquiring Fund") (the Acquired Fund and Acquiring Fund, collectively, the "Funds"), and, solely for purposes of Sections 4.2, 5.7 and 8.2 hereof, Credit Suisse Asset Management, LLC, a limited liability company organized under the laws of the State of Delaware ("Credit Suisse").

This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization of the Acquired Fund (collectively, the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for shares of beneficial interest (collectively, the "Shares") of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, and the distribution, on or after the Closing Date hereinafter referred to, of Shares of the Acquiring Fund ("Acquiring Fund Shares") to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

As the Funds are each series of the Trust, all parties to this Agreement acknowledge and accept that each Fund does not have a Board of Trustees or officers separate from the other series of the Trust. Accordingly, all representations, warranties, covenants and/or other obligations of any kind made by each Fund in this Agreement are expressly understood by all parties to this Agreement as being made by the Trustees or officers of the Trust, as applicable, in their respective capacities as Trustees or officers (and not in their individual capacities) for, and on behalf of, each Fund.

WHEREAS, the Board of Trustees of the Trust, on behalf of the Acquired Fund, has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of the liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Trust, on behalf of the Acquiring Fund, has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  Transfer of assets of the Acquired Fund in exchange for Acquiring Fund Shares and assumption of the Acquired Fund's liabilities and liquidation of the Acquired Fund.

1.1.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by dividing the value of

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the Acquired Fund's net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share; and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

1.2.  (a)  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property including, without limitation, all cash, securities and dividend or interest receivables that are owned by or owed to the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing date provided in paragraph 3.1 (the "Closing Date").

  (b)  The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest. The Acquired Fund will, within a reasonable time prior to the Closing Date, furnish the Acquiring Fund with a list of the securities, if any, on the Acquired Fund's list referred to in the first sentence of this paragraph which do not conform to the Acquiring Fund's investment objective, policies and restrictions. In the event that the Acquired Fund holds any investments which the Acquiring Fund may not hold, the Acquired Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

1.3.  The Acquired Fund will endeavor to discharge all of the known liabilities and obligations of the Acquired Fund prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on unaudited statements of assets and liabilities of the Acquired Fund and the Acquiring Fund prepared by State Street Bank and Trust Company ("State Street"), the accounting agent of each Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the Acquired Fund specifically arising from or relating to the operations and/or transactions of the Acquired Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.5 hereof.

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1.4.  As soon on or after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record determined as of the close of business on the Closing Date (the "Fund Shareholders") the Acquiring Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund's shareholders representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with Section 2.2. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's current prospectuses and statement of additional information.

1.6.  Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

2.  Valuation

2.1.  The value of the Acquired Fund's assets to be acquired hereunder shall be the value of such assets computed as of the close of regular trading on The New York Stock Exchange, Inc. (the "NYSE") on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquired Fund's then current prospectuses or statement of additional information.

2.2.  The number of Shares of the Acquiring Fund to be issued (including fractional shares, if any) in exchange for shares of beneficial interest of the Acquired Fund shall be determined by dividing the value of the net assets of the Acquired Fund attributable to its shares of beneficial interest determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value per Share of the Acquiring Fund computed as of the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then current prospectuses or statement of additional information.

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2.3.  All computations of value with respect to the Acquiring Fund and the Acquired Fund shall be made by State Street in accordance with its regular practice as pricing agent for the Acquiring Fund.

3.  Closing and Closing Date

3.1.  The Closing Date for the Reorganization shall be April 27, 2007, or such other date as the parties to such Reorganization may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of trading on the NYSE on the Closing Date unless otherwise provided. The Closing shall be held as of [a.m./p.m.], at the offices of Willkie Farr & Gallagher LLP or at such other time and/or place as the parties may agree.

3.2.  State Street Bank and Trust Company, the custodian for the Acquiring Fund (the "Custodian"), shall deliver as soon as practicable after the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

3.3.  In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.4.  The Acquired Fund shall deliver at the Closing a list of the names and addresses of the Acquired Fund's shareholders and the number of outstanding Shares owned by each such shareholder immediately prior to the Closing or provide such information to the Acquiring Fund's transfer agent. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited to the Acquired Fund's account on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, the Trust, on behalf of the Funds, shall deliver to counsel any bills of sale, checks, assignments, share certificates, if any, receipts or other documents as counsel may request.

4.  Representations and Warranties

4.1.  The Trust, on behalf of each Fund, represents and warrants that:

  (a)  The Funds are not, and the execution, delivery and performance of this Agreement by the Trust will not result, in a violation of the Trust's Declaration of Trust, as amended, or By-Laws or any material

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agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Funds, is a party or by which the Funds or their property are bound;

  (b)  There are no contracts or other commitments (other than this Agreement) of the Acquired Fund which will be terminated with liability to the Acquired Fund prior to the Closing Date;

  (c)  The Trust is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

  (d)  No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Funds or any of their properties or assets which, if adversely determined, would materially and adversely affect their financial condition or the conduct of their business. The Funds know of no facts which might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects their business or their ability to consummate the transactions contemplated herein;

  (e)  The Statements of Assets and Liabilities of the Acquired Fund as of December 31, 2006, including the Schedule of Investments and the related Statement of Operations for the year then ended, the Statement of Changes in Net Assets for each of the two years in the period then ended and the Financial Highlights for each of the five years in the period then ended, have been audited by PricewaterhouseCoopers LLP (or one of its legacy firms), independent registered public accountants and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such dates, and there are no known contingent liabilities of the Acquired Fund as of , 2007 not disclosed therein.

  (f)  Since December 31, 2006 there has not been any material adverse change in each Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by a Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subsection (f), a decline in net asset value per share of a Fund due to declines in market values of securities in a Fund's portfolio, the discharge of Fund liabilities, or the redemption of Fund shares by Fund shareholders shall not constitute a material adverse change;

  (g)  At the date hereof and at the Closing Date, all federal and other tax returns and reports, including extensions, of each Fund required by law to have been filed by such dates shall have been filed and are or

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will be correct in all material respects, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of each Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

  (h)  (i) For each taxable year of its operation (including the taxable year ending on the Closing Date), each Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such and has been eligible to and has computed its federal income tax under Section 852 of the Code and (ii) the Acquired Fund will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and the Acquiring Fund will do so for the taxable year including the Closing Date;

  (i)  All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. Each Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

  (j)  At the Closing Date, (i) the Acquiring Fund will have good and marketable title to its assets and (ii) the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder. Upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business and of which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

  (k)  The information to be furnished by the Acquiring Fund and Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

  (l)  The current prospectuses and statements of additional information of the Acquiring Fund and Acquired Fund on Form N-1A conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission

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thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

  (m)  Insofar as the following relate to the Funds, the registration statement filed by the Trust on behalf of the Acquiring Fund on Form N-14 relating to Acquiring Fund Shares that will be registered with the Commission pursuant to this Agreement, which, without limitation, shall include a proxy statement of the Acquired Fund (the "Proxy Statement") and the prospectuses of the Acquiring Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and

  (n)  The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

4.2.  Credit Suisse represents and warrants to the Acquiring Fund as follows: To the knowledge of Credit Suisse (i) there are no claims, actions, suits or proceedings pending against the Acquired Fund, and (ii) there are no claims, actions, suits or proceedings threatened, or circumstances that have been identified by the Management Committee of Credit Suisse and the Secretary thereof as reasonably likely to give rise to any claims, actions, suits or proceedings, against the Acquired Fund that would materially adversely affect the Acquired Fund or its assets or business other than those disclosed in writing to and accepted by the Acquiring Fund.

5.  Covenants of the Acquired Fund and the Acquiring Fund

5.1.  The Acquiring Fund and the Acquired Fund will operate their respective businesses in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5.2.  The Trust, on behalf of the Acquired Fund, will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

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5.3.  The Acquired Fund covenants that (i) the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement; (ii) to the best of the knowledge of the Acquired Fund, there is no plan or intention by Acquired Fund's Shareholder to sell, exchange or otherwise dispose of a number of Acquired Fund Shares (or Acquiring Fund Shares received in the Reorganization), in connection with the Reorganization, that would reduce the Acquired Fund Shareholders' ownership of Acquired Fund Shares (or equivalent Acquiring Fund Shares) to a number of shares that is less than 50 percent of the number of Acquired Fund Shares as of the record date of the Reorganization; and (iii) the Acquired Fund will not take any position on any federal, state or local income or franchise tax return, or take any other tax reporting position, that is inconsistent with the treatment of the Reorganization as a "reorganization" within the meaning of Section 368(a) of the Code.

5.4.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5.  The Acquiring Fund agrees to indemnify and advance expenses to each person who at the time of the execution of this Agreement serves as a Trustee or Officer ("Indemnified Person") of the Trust, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person's service as a Trustee or officer of the Trust, as such service involves the Acquired Fund, with respect to matters specifically relating to the Reorganization, provided that such indemnification and advancement of expenses shall be permitted to the fullest extent that is available under applicable law. This paragraph 5.5 shall not protect any such Indemnified Person against any liability to the Acquired Fund, the Acquiring Fund or their shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his office. An Indemnified Person seeking indemnification shall be entitled to advances from the Acquiring Fund for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under applicable law. Such Indemnified Person shall provide to the Acquiring Fund a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Acquiring Fund under this paragraph has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to the Acquiring Fund for its undertaking; (b) the Acquiring Fund is insured against losses arising by reason of the advance; or (c) either a majority of

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a quorum of disinterested non-party directors of the Acquiring Fund, or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readily available to the Acquiring Fund at the time the advance is proposed to be made, that there is reason to believe that the Indemnified Person will ultimately be found to be entitled to indemnification.

5.6.  The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Acquiring Fund, the Acquired Fund nor the Trust shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Fund, the Acquired Fund and the Trust will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP to render the tax opinion contemplated here in Section 7.6.

5.7.  Credit Suisse agrees that the Acquiring Fund will succeed to all rights that the Acquired Fund has, or would have but for the Reorganization, against Credit Suisse or its affiliates by reason of any act or failure to act by Credit Suisse or any of its affiliates prior to the Closing Date.

6.  Conditions Precedent to Obligations of the Trust

The obligations of the Trust, on behalf of the Funds, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust, on behalf of the Funds, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

6.1.  All representations and warranties by the Trust, the Acquired Fund or Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2.  The Trust has delivered, on behalf of each Fund, a certificate executed in its name by its Chairman, President, Vice President, Secretary or Treasurer and dated as of the Closing Date, to the effect that the representations and warranties of the Trust made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement;

6.3.  The Trust, on behalf of the Funds, shall have received on the Closing Date a favorable opinion from Willkie Farr & Gallagher LLP, counsel to the Trust, dated as of the Closing Date, covering the following points:

That (a) the Trust is a validly existing business trust under the laws of The Commonwealth of Massachusetts, and has the trust power to own all of the

9

properties and assets of each of the Funds and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Trust and the Funds are duly established series of the Trust and, assuming due authorization, execution and delivery of the Agreement by Credit Suisse, is a valid and binding obligation of the Trust in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Trust's Declaration of Trust or By-Laws, each, as amended, or result in a material violation of any provision of any material agreement (known to such counsel) to which the Trust, on behalf of each Fund, is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which a Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or The Commonwealth of Massachusetts is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) the Proxy Statement (except as to financial and statistical data contained therein, as to which no opinion need be given), as of its date, appeared on its face to be appropriately responsive in all material respects to the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided, however, that such counsel shall be entitled to state that it does not assume any responsibility for the accuracy, completeness or fairness of the Proxy Statement; (f) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Trust, on behalf of each Fund, or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the N-14 Registration Statement or the Closing Date, which is required to be described in the N-14 Registration Statement or to be filed as an exhibit to the N-14 Registration Statement which is not described or filed as required or which materially and adversely affects the Funds' business; (g) the descriptions in the Proxy Statement of statutes, legal and governmental proceedings, investigations, orders, decrees or judgments of any court or governmental body in the United States and contracts and other documents, if any, are accurate and fairly present the information required to be shown; (h) the Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and (i) the Acquiring Fund Shares to be issued to the Acquired Fund's shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and non-assessable and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof.

With respect to all matters of Massachusetts law, such counsel shall be entitled to state that they have relied upon the opinion of Sullivan & Worcester LLP and that their opinion is subject to the same assumptions, qualifications and limitations with respect to such matters as are contained in the opinion of Sullivan & Worcester LLP.

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In this paragraph 6.3, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not, except as specifically stated above, to any exhibits or attachments thereto or to any documents incorporated by reference therein.

6.4.  Each Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to that Fund dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to the Fund, to the effect that:

  (a)  they are independent public auditors with respect to each Fund within the meaning of the 1933 Act and the applicable regulations thereunder; and

  (b)  in their opinion, the financial statements and financial highlights of each Fund included or incorporated by reference in the N-14 Registration Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder.

6.5.  The Acquiring Fund and the Acquired Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to both Funds and dated as of the effective date of the N-14 Registration Statement in form and substance satisfactory to each Fund, to the effect that: on the basis of limited procedures agreed upon by the Acquiring Fund and the Acquired Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), specified information relating to each Fund appearing in the N-14 Registration Statement and the Proxy Statement has been obtained from the accounting records of each Fund or from schedules prepared by officers of the Trust, on behalf of each Fund, having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

6.6.  The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund and dated as of the Closing Date stating that, as of a date no more than three (3) business days prior to the Closing Date, PricewaterhouseCoopers LLP performed limited procedures and that on the basis of those procedures it confirmed the matters set forth in paragraph 6.5.

7.  Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the Trust shall not be required to consummate the transactions contemplated by this Agreement.

7.1.  The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund in accordance with the provisions of the Trust's Declaration of Trust, as amended, and applicable law and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Fund.

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7.2.  The Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" of the Trust (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of each Fund and that the interests of the shareholders in each Fund would not be diluted as a result of such transactions.

7.3.  On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

7.4.  All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

7.5.  The N-14 Registration Statement and the prospectus and statement of additional information filed as part of the Acquiring Fund's registration statement on Form N-1A shall each have become or be effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

7.6.  The Trust shall have received on the Closing Date an opinon of Willkie Farr & Gallagher LLP, addressed to, and in form and substance reasonably satisfactory to, the Acquired Fund and the Acquiring Fund and dated as of the Closing Date, substantially to the effect that for U.S. federal income tax purposes:

  (a)  The transfer of all of the Acquired Fund's assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund of such Acquiring Fund Shares to shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all pursuant to the Agreement, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (c) except for gain or loss regularly attributable to the termination of the Acquired Fund's taxable year, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets

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to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of the Acquiring Fund Shares to the Acquired Fund's shareholders in exchange for their shares of the Acquired Fund; (d) no gain or loss will be recognized by shareholders of the Acquired Fund upon the exchange of their Acquired Fund shares of beneficial interest for the Acquiring Fund Shares or upon the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (e) the aggregate tax basis of the Acquiring Fund Shares received by each of the Acquired Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares of beneficial interest held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Acquired Fund shareholder will include the period during which the Acquired Fund shares of beneficial interest exchanged therefor were held by such shareholder (provided that such Acquired Fund shares of beneficial interest were held as capital assets on the date of the Reorganization); and (f) except for assets which may be revalued as a consequence of a termination of the Acquired Fund's taxable year, the tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization and the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.6.

8.  Brokerage Fees and Expenses; Other Agreements

8.1.  Each Fund represents and warrants that there are no brokers or finders or other entities to receive any payments in connection with the transactions provided for herein.

8.2.  Credit Suisse or its affiliates agrees to bear the reasonable expenses incurred in connection with the transactions contemplated by this Agreement, whether or not consummated (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by this Agreement). These expenses consist of: (i) expenses associated with preparing this Agreement, the N-14 Registration Statement and expenses of the shareholder meetings insofar as they relate to approval of this Agreement and the transactions contemplated thereby; (ii) expenses associated with preparing and filing the N-14 Registration Statement covering the Acquiring Fund Shares to be issued in the Reorganization insofar as they relate to approval of this Agreement and the transactions contemplated thereby; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in

13

connection with the Reorganization; (iv) postage; printing; accounting fees; and legal fees incurred by the Acquiring Fund and by the Acquired Fund in connection with the transactions contemplated by this Agreement; (v) solicitation costs incurred in connection with the shareholders meeting referred to in clause (i) above and paragraph 5.2 hereof insofar as they relate to approval of this Agreement and the transactions contemplated thereby and (vi) any other reasonable Reorganization expenses.

8.3.  Any other provision of this Agreement to the contrary notwithstanding, any liability of either Fund under this Agreement, or in connection with the transactions contemplated herein with respect to such Fund, shall be discharged only out of the assets of such Fund.

9.  Entire Agreement; Survival of Warranties

9.1.  The Trust, on behalf of the Acquiring Fund and the Acquired Fund, agrees that it has not made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement.

9.2.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

10.  Termination

This Agreement may be terminated at any time at or prior to the Closing Date by a vote of a majority of the Board of Trustees of the Trust.

11.  Amendments

This Agreement may be amended, modified or supplemented in writing in such manner agreed upon by the authorized officers of the Trust; provided, however, that following the meeting of the Acquired Fund's shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund's Shareholders under this Agreement to the detriment of such shareholders without their further approval.

12.  Notices

12.1.  Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund at:

Eleven Madison Avenue
New York, NY 10010
Attention: J. Kevin Gao, Esq.

or to the Acquired Fund at:

Eleven Madison Avenue
New York, NY 10010
Attention: J. Kevin Gao, Esq.

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13.  Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

13.1.  The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2.  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3.  This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

13.4.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Except as provided in Section 5.5, nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5.  Notice is hereby given that this Agreement is entered into on behalf of each Fund by an officer of the Trust, in each case in such officer's capacity as an officer and not individually. It is understood and expressly stipulated that none of the Trustees, officers or shareholders of the Funds are personally liable hereunder. All persons dealing with the Acquired Fund should look solely to the property of the Acquired Fund for the enforcement of any claims against the Acquired Fund.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its Chairman, President, Vice President or Managing Trustee and attested to by its Vice President, Secretary or Assistant Secretary.

CREDIT SUISSE TRUST
For and on Behalf of CREDIT SUISSE SMALL
CAP CORE I PORTFOLIO AND CREDIT
SUISSE SMALL CAP CORE II PORTFOLIO

By:
  Name:
  Title:

Attestation By:
  Name:
  Title:

Solely with respect to paragraphs 4.2, 5.7 and 8.2 hereof:

CREDIT SUISSE ASSET MANAGEMENT, LLC

By:
  Name: J. Kevin Gao
  Title:

Attestation By:
  Name:
  Title:

15

STATEMENT OF ADDITIONAL INFORMATION

Eleven Madison Avenue

New York, New York 10010

1-800-222-8977

RELATING TO THE ACQUISITION BY CREDIT SUISSE TRUST —
CREDIT SUISSE SMALL CAP CORE I PORTFOLIO

(THE “ACQUIRING PORTFOLIO”)

OF THE ASSETS OF CREDIT SUISSE TRUST —
CREDIT SUISSE SMALL CAP CORE II PORTFOLIO

(THE “ACQUIRED PORTFOLIO “).

Dated: March 23, 2007

This Statement of Additional Information, relating specifically to the proposed transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio, in exchange for shares of the Acquiring Portfolio and the assumption by the Acquiring Portfolio of the stated liabilities of the Acquired Portfolio, consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference.

1.               Statement of Additional Information for the Acquiring Portfolio, dated May 1, 2006.

2.               Statement of Additional Information for the Acquired Portfolio, dated May 1, 2006.

3.               Annual Report of the Acquiring Portfolio for the year ended December 31, 2006.

4.               Annual Report of the Acquired Portfolio for the year ended December 31, 2006.

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement, dated March 23, 2007, relating to the above-referenced matter may be obtained without charge by calling or writing the Acquiring Portfolio at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

FINANCIAL STATEMENTS

The Annual Report of each of the Acquired Portfolio and the Acquiring Portfolio for the years ended December 31, 2006 including audited financial statements, notes to the financial statements and report of the independent auditors, are incorporated by reference herein. To obtain a copy of the Annual Reports without charge, please call 1-800-222-8977.

PRO FORMA FINANCIAL STATEMENTS

Because the net asset value of the Acquired Portfolio is less than 10% of the Acquiring Portfolio’s net asset value, pro forma financial statements are not required to be and have not been prepared for inclusion in the Statement of Additional Information filed in connection with the Acquisition.

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PART C

OTHER INFORMATION

Item 15. Registrant officers and directors of Credit Suisse Asset Management, LLC (“Credit Suisse”), Credit Suisse Asset Management Securities, Inc. (“CSAMSI”) and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant.  These policies provide insurance for any “Wrongful Act” of an officer, director or trustee.  Wrongful Act is defined as breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by an officer, Director or Trustee in connection with the operation of Registrant.  Insurance coverage does not extend to (a) conflicts of interest or gaining in fact any profit or advantage to which one is not legally entitled, (b) intentional non-compliance with any statute or regulation or (c) commission of dishonest, fraudulent acts or omissions.  Insofar as it relates to Registrant, the coverage is limited in amount and, in certain circumstances, is subject to a deductible.

Under Section 8.1 of the Declaration of Trust (the “Declaration”), the Trustees and officers of Registrant, in incurring any debts, liabilities or obligations, or in taking or omitting any other actions for or in connection with Registrant, are or shall be deemed to be acting as Trustees or officers of Registrant and not in their own capacities.  No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever in tort, contract, or otherwise, to any other person or persons in connection with the assets or affairs of Registrant save only that arising from his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or the discharge of his functions.  Registrant shall be solely liable for any and all debts, claims, demands, judgments, decrees, liabilities or obligations of any and every kind, against or with respect to Registrant in tort, contract or otherwise in connection with the assets or the affairs of Registrant and all persons dealing with Registrant shall be deemed to have agreed that resort shall be had solely to the Trust Property (as defined in the Declaration) of Registrant for the payment or performance thereof.

Section 8.2 of the Declaration further limits the liability of the Trustees by providing that a Trustee shall not be liable for errors of judgment or mistakes of fact or law.  Furthermore, (i) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, Investment Adviser, Administrator, Distributor, Custodian or Transfer Agent (as such terms are defined in the Declaration) of Registrant, nor shall any Trustee be responsible for the act or omission of any other Trustee; (ii) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of the Declaration and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (iii) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of Registrant and upon written reports made to the Trustees by any officer appointed by them, any independent registered public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a contracting party appointed by the Trustees pursuant to Section 3 of the Declaration.  The Trustees are not required to give any bond or surety or any other security for the performance of their duties.

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Under Section 8.4 of the Declaration any past or present Trustee or officer of Registrant (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”)) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person.  This provision does not authorize indemnification when it is determined, in the manner specified in the Declaration that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant.  Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Declaration, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.  Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

1.   Declaration of Trust.

(a) Declaration of Trust dated March 15, 1995 is incorporated by reference to the Registrant’s Registration Statement on Form N-1A, filed on March 17, 1995 (Securities Act File No. 33-12344).

(b) Amendment to Declaration of Trust dated March 31, 1995 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, filed on June 14, 1995 (Securities Act File No. 33-12344).

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(c) Amendment to Declaration of Trust dated March 8, 2000 is incorporated by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2000 (Securities Act File No. 33-12344).

(d) Amendment to Declaration of Trust dated March 8, 2000 is by incorporated reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, filed on April 26, 2000 (Securities Act File No. 33-12344).

(e) Amendment to Declaration of Trust dated April 3, 2001 is by incorporated reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2001 (Securities Act File No. 33-12344).

(f) Designation of Series relating to addition of the Global Small Cap Portfolio and the Emerging Markets Portfolio dated April 16, 1996 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on April 18, 1996 (Securities Act File No. 33-12344).

(g) Designation of Series relating to addition of the Blue Chip Portfolio and the Small Cap Core II Portfolio dated June 25, 2001 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on June 29, 2001 (Securities Act File No. 33-12344).

(h) Certificate of Amendment dated November 7, 2001 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 5, 2002 (Securities Act File No. 33-12344).

(i) Certificate and Instrument of Amendment to the Agreement and Declaration of Trust dated June 17, 2002 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on March 31, 2003 (Securities Act File No. 33-12344).

(j) Certificate of Amendment dated June 18, 2003 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on March 31, 2004 (Securities Act File No. 33-12344).

(k) Certificate of Amendment dated May 3, 2004 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on April 25, 2006 (Securities Act File No. 33-12344).

(l) Certificate of Amendment dated February 17, 2005 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on February 25, 2005 (Securities Act File No. 33-12344).

(m) Certificate of Amendment dated November 17, 2006 is incorporated by reference to Registrant’s Registration Statement on Form N-14, filed on February 27, 2007 (Securities Act File No. 33-12344).

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2.             By-Laws.

(a) By-Laws as adopted March 15, 1995 is by reference to the Registrant’s Registration Statement on Form N-1A, filed on March 17, 1995 (Securities Act File No. 33-12344).

(b) Amendment to By-Laws dated February 6, 1998 is incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of Credit Suisse Capital Appreciation Fund, filed on February 23, 1998 (Securities Act File No. 33-12344).

(c) Amended By-Laws dated February 5, 2001 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of Credit Suisse Fixed Income Fund, filed on February 27, 2001 (Securities Act File No. 33-12343).

(d) Amendment to By-Laws dated April 3, 2001 is by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on April 25, 2001 (Securities Act File No. 33-12344).

(e) Amendment to By-Laws dated December 12, 2001 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 5, 2002 (Securities Act File No. 33-12344).

(f) Amended and Restated By-Laws as amended February 12, 2002 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on March 31, 2003 (Securities Act File No. 33-12344).

3.   Not applicable.

4.  Form of the Plans of Reorganization (included as Exhibit A to Registrant’s Prospectus/Proxy Statement contained in Part A of this Registration Statement).

5.   Form of Share Certificate is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on June 14, 1995 (Securities Act File No. 333-60675).

6.   Investment Advisory Agreements.

(a) Amended and Restated Investment Advisory Agreement dated July 6, 1999 as amended and restated May 3, 2004 and December 1, 2006 for the Small Cap Core I Portfolio is incorporated by reference to Registrant’s Registration Statement on Form N-14, filed on February 27, 2007 (Securities Act File No. 33-12344).

(b) Amended and Restated Investment Advisory Agreement dated September 12, 2001 as amended and restated February 21, 2005 and December 1, 2006 for the Small Cap Core II Portfolio is incorporated by reference to Registrant’s Registration Statement on Form N-14, filed on February 27, 2007 (Securities Act File No. 33-12344).

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7.   Distribution Agreements

(a) Amended and Restated Distribution Agreement with Credit Suisse Asset Management Securities, Inc. (“CSAMSI”) dated August 1, 2000 as amended and restated May 3, 2004 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on February 25, 2005 (Securities Act File No. 33-12344).

(b) Letter Agreement pertaining to inclusion of the Small Cap Core I Portfolio to the existing Distribution Agreement with CSAMSI, dated September 12, 2001 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on March 31, 2003 (Securities Act File No. 33-12344).

8.   Not applicable.

9.   Custodian Agreements

(a) Custodian Agreement with State Street Bank and Trust Company (“State Street”) dated October 20, 2000 is incorporated by reference to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on November 22, 2000 (Securities Act File No. 33-58125).

(b) Amendment to Custodian Agreement with State Street dated April 26, 2001 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on June 29, 2001 (Securities Act File No. 33-12344).

(c) Amended Custodian Agreement with State Street dated May 16, 2001 is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).

(d) Amended Exhibit I to Custodian Agreement with State Street is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).

(e) Letter Agreement pertaining to inclusion of the Small Cap Core I Portfolio to the existing Custodian Agreement, dated September 12, 2001 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on March 31, 2003 (Securities Act File No. 33-12344).

(f) Amendment to Custodian Agreement with Sate Street dated November 16, 2005 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on April 25, 2006 (Securities Act File No. 33-12344).

10.  Not Applicable.

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11.  Opinions

(a) Opinion and Consent of Willkie Farr & Gallagher LLP, counsel to the Registrant, with respect to validity of shares to be issued in connection with the Acquisition of Credit Suisse Small Cap Core II Portfolio is filed herewith.

(b) Opinion and Consent of Sullivan & Worcester LLP, Massachusetts counsel to the Trust is filed herewith.

12.  Tax Opinions

(a) Form of Opinion of Willkie Farr & Gallagher LLP with respect to tax matters is filed herewith.

13.  Material Contracts

(a) Co-Administration Agreement with CSAMSI dated November 1, 1999 as amended and restated November 16, 2005 and November 15, 2006 is incorporated by reference to Registrant’s Registration Statement on Form N-14, filed on February 27, 2007 (Securities Act File No. 33-12344).

(b) Co-Administration Agreement with State Street dated March 18, 2002 is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Strategic Small Fund, Inc. on May 3, 2002 (Securities Act File No. 333-64554).

(c) Amendment No. 1 Co-Administration Agreement with State Street dated January 1, 2007 is incorporated by reference to Registrant’s Registration Statement on Form N-14, filed on February 27, 2007 (Securities Act File No. 33-12344).

(d)(1) Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. (“BFDS”), dated February 1, 2001 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on March 31, 2003 (Securities Act File No. 33-12344).

(d)(2) Amendment to the Transfer Agency and Service Agreement with BFDS, dated November 15, 2006 is incorporated by reference to Registrant’s Registration Statement on Form N-14, filed on February 27, 2007 (Securities Act File No. 33-12344).

(e) Amendment to Transfer Agency and Service Agreement with BFDS, dated December 31, 2002 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on March 31, 2003 (Securities Act File No. 33-12344).

(f) Amendment to Transfer Agency and Service Agreement with BFDS, dated October 1, 2004 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 21 to the

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Registration Statement on Form N-1A, filed on February 25, 2005 (Securities Act File No. 33-12344).

14.  Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm is filed herewith.

15.  Not applicable.

16.  Powers of Attorney are incorporated by reference to Registrant’s Registration Statement on Form N-14, filed on February 27, 2007 (Securities Act File No. 33-12344).

17. Additional Exhibits

(a) Form of Proxy Card (included as an exhibit to Registrant’s Prospectus/Proxy Statement contained in Part A of this Registration Statement).

(b) Prospectuses and Statement of Additional Information of Small Cap Core I Portfolio and Small Cap Core II Portfolio, each a series of the Registrant, dated May 1, 2006 are filed herewith.

(c) Annual Report of the Small Cap Core I Portfolio, dated December 31, 2006 is filed herewith.

(d) Annual Report of Small Cap Core II Portfolio, dated December 31, 2006 is filed herewith.

(e) Form of Participation Agreement is incorporated by reference to the Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on April 5, 2002 (Securities Act File No. 33-12344).

(f) Purchase Agreement pertaining to the International Focus and the Small Cap Core I Portfolios dated June 9, 1995 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on March 31, 2003 (Securities Act File No. 33-12344).

(g) Purchase Agreement pertaining to the Blue Chip Portfolio and the Small Cap Core I Portfolio dated July 30, 2001 is incorporated by reference to the Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on March 31, 2003 (Securities Act File No. 33-12344).

(h) Global Personal Trading Policy for Registrant, Credit Suisse and CSAMSI is incorporated by reference to Registrant’s Registration Statement on Form N-14, filed on February 27, 2007 (Securities Act File No. 33-12344).

Item 17. Undertakings

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(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.15c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 23rd day of March, 2007.

CREDIT SUISSE TRUST

By:	/s/Keith M. Schappert
Keith M. Schappert
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/Keith M. Schappert	Chief Executive Officer	March 23, 2007
Keith M. Schappert

/s/Michael A. Pignataro	Chief Financial Officer	March 23, 2007
Michael A. Pignataro

/s/Steven N. Rappaport*	Chairman of the Board	March 23, 2007
Steven N. Rappaport

/s/Richard H. Francis*	Trustee	March 23, 2007
Richard H. Francis

/s/Jeffrey E. Garten*	Trustee	March 23, 2007
Jeffrey E. Garten

Trustee
Peter F. Krogh

/s/Enrique R. Arzac*	Trustee	March 23, 2007
Enrique R. Arzac

Trustee
Michael E. Kenneally

*By:	/s/Michael A. Pignataro
Michael A. Pignataro, as Attorney-in-Fact

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EXHIBIT INDEX

11(a) Opinion and Consent of Willkie Farr & Gallagher LLP, counsel to the Registrant, with respect to validity of shares to be issued in connection with the Acquisition of Credit Suisse Small Cap Core II Portfolio.

11(b) Opinion and Consent of Sullivan & Worcester LLP, Massachusetts counsel to the Trust.

12 (a)Form of Opinion of Willkie Farr & Gallagher LLP with respect to tax matters.

14 Consent of PricewaterhouseCoopers LLP

17(a) Form of Proxy Card

17(b) Prospectuses and Statement of Additional Information of Small Cap Core I Portfolio and Small Cap Core II Portfolio, each a series of the Registrant, dated May 1, 2006.

17(c) Annual Report of the Small Cap Core I Portfolio, dated December 31, 2006.

17(d) Annual Report of Small Cap Core II Portfolio, dated December 31, 2006.

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